UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2015*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2015

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-SEM

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy remains vulnerable as central banks continue to play a major role in supporting growth.

Even the resilient U.S. economy has had slower growth, as a strong U.S. dollar and weak overseas markets have hurt exporters. However, robust consumer demand and a recovering housing market have aided the domestic economy, fueled by cheap gasoline and an improving labor market.

China’s transition to a consumer-based, slower-growth economy has weighed on many commodity-exporting nations. And concerns about weakness in China have eroded investor and business confidence around the world. Meanwhile, rising geopolitical concerns will weigh on the eurozone, which is still reliant on the European Central Bank’s support.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.9%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.1%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Mid Cap Growth Fund	3.1%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	4.9%
MFS Growth Fund	4.1%
MFS Value Fund	4.1%
MFS Research Fund	4.1%
MFS Mid Cap Growth Fund	3.1%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	14.9%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Growth Fund	6.1%
MFS Value Fund	6.1%
MFS Research Fund	6.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.0%
MFS International Value Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Cash Equivalents	0.1%
MFS International New Discovery Fund (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	9.9%
MFS Growth Fund	8.1%
MFS Total Return Bond Fund	8.0%
MFS Value Fund	8.0%
MFS Research Fund	8.0%
MFS Mid Cap Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Mid Cap Value Fund	6.9%
MFS Research International Fund	5.9%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS International Growth Fund	3.0%
MFS International Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Absolute Return Fund	1.0%
MFS International New Discovery Fund	1.0%
MFS Limited Maturity Fund	0.1%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.1%
MFS Value Fund	11.1%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	8.9%
MFS Research Fund	8.0%
MFS Research International Fund	6.9%
MFS International Growth Fund	5.1%
MFS International Value Fund	5.0%
MFS High Income Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Commodity Strategy Fund	3.9%
MFS Total Return Bond Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International New Discovery Fund	2.0%
MFS Global Bond Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
MFS Government Securities Fund	0.1%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.6%
MFS Value Fund	11.6%
MFS Mid Cap Growth Fund	9.6%
MFS Mid Cap Value Fund	9.5%
MFS Research Fund	8.0%
MFS Research International Fund	7.4%
MFS International Growth Fund	6.0%
MFS International Value Fund	6.0%
MFS Commodity Strategy Fund	4.4%
MFS Global Real Estate Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.8%
MFS High Income Fund	2.5%
MFS New Discovery Fund	2.3%
MFS New Discovery Value Fund	2.2%
MFS Emerging Markets Debt Fund	1.5%
MFS Emerging Markets Equity Fund	1.5%
MFS Global Bond Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Absolute Return Fund	0.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.1%
MFS Value Fund	12.1%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	9.9%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.1%
MFS High Income Fund (o)	0.0%
MFS Emerging Markets Debt Fund (o)	0.0%
MFS Global Bond Fund (o)	0.0%
MFS Emerging Markets Debt Local Currency Fund (o)	0.0%
MFS Absolute Return Fund (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.1%
MFS Value Fund	12.0%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	9.9%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	12.1%
MFS Value Fund	12.0%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.9%
MFS Value Fund	11.8%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	9.9%
MFS Research Fund	7.9%
MFS Research International Fund	7.9%
MFS International Growth Fund	6.9%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS New Discovery Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS New Discovery Value Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	1.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2015 through October 31, 2015

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2015 through October 31, 2015.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.25%	$1,000.00	$987.59	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$983.89	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$983.08	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$988.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$983.91	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$985.56	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$986.79	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$988.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
529A	Actual	0.29%	$1,000.00	$987.55	$1.45
	Hypothetical (h)	0.29%	$1,000.00	$1,023.68	$1.48
529B	Actual	1.04%	$1,000.00	$983.85	$5.19
	Hypothetical (h)	1.04%	$1,000.00	$1,019.91	$5.28
529C	Actual	1.05%	$1,000.00	$983.85	$5.24
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.25%	$1,000.00	$987.13	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$983.38	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$983.30	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$988.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$984.35	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$986.18	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$987.13	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$988.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.25%	$1,000.00	$984.47	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$981.36	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$980.39	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$985.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$980.63	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$983.62	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$984.48	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$986.01	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.23%	$1,000.00	$981.13	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,023.98	$1.17
B	Actual	1.00%	$1,000.00	$976.88	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$977.63	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$982.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$976.99	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$979.46	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$981.13	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$982.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.24%	$1,000.00	$977.32	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	1.00%	$1,000.00	$973.56	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$974.11	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$978.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$974.27	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$976.44	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$977.27	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$978.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.24%	$1,000.00	$977.62	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	1.00%	$1,000.00	$974.38	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$974.28	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$979.23	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$973.71	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$976.80	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$978.41	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$978.46	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.24%	$1,000.00	$978.42	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	1.00%	$1,000.00	$974.17	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$973.88	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$979.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$974.01	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$976.92	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$977.75	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$979.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.24%	$1,000.00	$977.93	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	1.00%	$1,000.00	$974.73	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$974.69	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$979.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$974.81	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$976.34	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$978.68	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$979.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.25%	$1,000.00	$978.59	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$974.54	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$975.05	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$979.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$975.06	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$977.11	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$977.85	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$979.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.25%	$1,000.00	$978.72	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$974.85	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$974.69	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$979.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$974.89	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$977.17	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$977.98	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$979.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	1,139,348	$10,595,940
MFS Commodity Strategy Fund - Class R5 (v)	880,689	5,231,292
MFS Emerging Markets Debt Fund - Class R5	749,598	10,629,297
MFS Emerging Markets Debt Local Currency Fund - Class R5	798,681	5,287,269
MFS Global Bond Fund - Class R5	3,109,735	26,339,453
MFS Global Real Estate Fund - Class R5	336,600	5,308,185
MFS Government Securities Fund - Class R5	5,254,654	52,914,362
MFS Growth Fund - Class R5	282,192	21,618,746
MFS High Income Fund - Class R5	4,788,518	15,993,650
MFS Inflation-Adjusted Bond Fund - Class R5	5,168,457	52,821,630
MFS International Growth Fund - Class R5	199,102	5,365,797
MFS International Value Fund - Class R5	150,280	5,351,458
MFS Limited Maturity Fund - Class R5	17,748,391	105,957,896
MFS Mid Cap Growth Fund - Class R5	1,057,906	16,207,116
MFS Mid Cap Value Fund - Class R5	782,797	16,008,200
MFS New Discovery Fund - Class R5	214,678	5,343,341
MFS New Discovery Value Fund - Class R5	417,394	5,313,428
MFS Research Fund - Class R5	549,903	21,501,196
MFS Research International Fund - Class R5	972,646	15,922,209
MFS Total Return Bond Fund - Class R5	9,907,298	106,008,090
MFS Value Fund - Class R5	614,716	21,527,356
Total Underlying Affiliated Funds (Identified Cost, $495,310,972)		$531,245,911

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	488,428	$488,428
Total Investments (Identified Cost, $495,799,400)		$531,734,339

Other Assets, Less Liabilities - 0.1%		584,921
Net Assets - 100.0%		$532,319,260

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 99.6%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	103,812	$965,455
MFS Commodity Strategy Fund - Class R5 (v)	79,910	474,666
MFS Emerging Markets Debt Fund - Class R5	68,411	970,067
MFS Emerging Markets Debt Local Currency Fund - Class R5	72,378	479,140
MFS Global Bond Fund - Class R5	282,594	2,393,569
MFS Global Real Estate Fund - Class R5	30,859	486,639
MFS Government Securities Fund - Class R5	478,527	4,818,768
MFS Growth Fund - Class R5	26,246	2,010,740
MFS High Income Fund - Class R5	437,819	1,462,315
MFS Inflation-Adjusted Bond Fund - Class R5	470,266	4,806,117
MFS International Growth Fund - Class R5	18,336	494,164
MFS International Value Fund - Class R5	13,803	491,517
MFS Limited Maturity Fund - Class R5	1,617,170	9,654,508
MFS Mid Cap Growth Fund - Class R5	97,924	1,500,192
MFS Mid Cap Value Fund - Class R5	71,926	1,470,877
MFS New Discovery Fund - Class R5	19,601	487,857
MFS New Discovery Value Fund - Class R5	38,230	486,663
MFS Research Fund - Class R5	50,830	1,987,463
MFS Research International Fund - Class R5	89,031	1,457,442
MFS Total Return Bond Fund - Class R5	901,961	9,650,983
MFS Value Fund - Class R5	57,124	2,000,479
Total Underlying Affiliated Funds (Identified Cost, $47,367,785)		$48,549,621

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	137,194	$137,194
Total Investments (Identified Cost, $47,504,980)		$48,686,815

Other Assets, Less Liabilities - 0.1%		30,118
Net Assets - 100.0%		$48,716,933

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	752,745	$7,000,523
MFS Commodity Strategy Fund - Class R5 (v)	581,775	3,455,745
MFS Emerging Markets Debt Fund - Class R5	742,308	10,525,928
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,056,138	6,991,631
MFS Global Bond Fund - Class R5	2,056,194	17,415,959
MFS Global Real Estate Fund - Class R5	223,749	3,528,521
MFS Government Securities Fund - Class R5	3,476,297	35,006,306
MFS Growth Fund - Class R5	281,538	21,568,609
MFS High Income Fund - Class R5	5,267,288	17,592,741
MFS Inflation-Adjusted Bond Fund - Class R5	3,415,228	34,903,628
MFS International Growth Fund - Class R5	264,080	7,116,950
MFS International New Discovery Fund - Class R5	126	3,658
MFS International Value Fund - Class R5	199,165	7,092,275
MFS Limited Maturity Fund - Class R5	5,904,328	35,248,841
MFS Mid Cap Growth Fund - Class R5	935,307	14,328,900
MFS Mid Cap Value Fund - Class R5	692,438	14,160,364
MFS New Discovery Fund - Class R5	140,301	3,492,091
MFS New Discovery Value Fund - Class R5	276,835	3,524,111
MFS Research Fund - Class R5	547,910	21,423,272
MFS Research International Fund - Class R5	858,175	14,048,317
MFS Total Return Bond Fund - Class R5	4,928,181	52,731,533
MFS Value Fund - Class R5	613,794	21,495,071
Total Underlying Affiliated Funds (Identified Cost, $308,430,799)		$352,654,974

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	124,426	$124,426
Total Investments (Identified Cost, $308,555,225)		$352,779,400

Other Assets, Less Liabilities - 0.0%		37,078
Net Assets - 100.0%		$352,816,478

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	144,336	$1,342,327
MFS Commodity Strategy Fund - Class R5 (v)	659,215	3,915,737
MFS Emerging Markets Debt Fund - Class R5	281,308	3,988,947
MFS Emerging Markets Debt Local Currency Fund - Class R5	400,305	2,650,016
MFS Emerging Markets Equity Fund - Class R5	31	829
MFS Global Bond Fund - Class R5	780,861	6,613,895
MFS Global Real Estate Fund - Class R5	167,016	2,633,840
MFS Government Securities Fund - Class R5	1,317,213	13,264,335
MFS Growth Fund - Class R5	140,565	10,768,716
MFS High Income Fund - Class R5	1,998,702	6,675,663
MFS Inflation-Adjusted Bond Fund - Class R5	911,698	9,317,551
MFS International Growth Fund - Class R5	148,656	4,006,270
MFS International New Discovery Fund - Class R5	45,257	1,316,991
MFS International Value Fund - Class R5	112,235	3,996,683
MFS Limited Maturity Fund - Class R5	26,720	159,519
MFS Mid Cap Growth Fund - Class R5	614,502	9,414,166
MFS Mid Cap Value Fund - Class R5	453,714	9,278,450
MFS New Discovery Fund - Class R5	80,313	1,998,984
MFS New Discovery Value Fund - Class R5	155,822	1,983,619
MFS Research Fund - Class R5	273,747	10,703,517
MFS Research International Fund - Class R5	483,644	7,917,260
MFS Total Return Bond Fund - Class R5	1,003,051	10,732,646
MFS Value Fund - Class R5	305,973	10,715,189
Total Underlying Affiliated Funds (Identified Cost, $127,748,398)		$133,395,150

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	127,684	$127,684
Total Investments (Identified Cost, $127,876,082)		$133,522,834

Other Assets, Less Liabilities - 0.0%		23,882
Net Assets - 100.0%		$133,546,716

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	434,312	$4,039,102
MFS Commodity Strategy Fund - Class R5 (v)	2,682,653	15,934,961
MFS Emerging Markets Debt Fund - Class R5	858,957	12,180,014
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,222,949	8,095,923
MFS Emerging Markets Equity Fund - Class R5	153,961	4,084,585
MFS Global Bond Fund - Class R5	963,731	8,162,804
MFS Global Real Estate Fund - Class R5	776,884	12,251,467
MFS Government Securities Fund - Class R5	36,000	362,524
MFS Growth Fund - Class R5	594,996	45,582,609
MFS High Income Fund - Class R5	6,096,203	20,361,318
MFS Inflation-Adjusted Bond Fund - Class R5	1,979,771	20,233,261
MFS International Growth Fund - Class R5	764,131	20,593,327
MFS International New Discovery Fund - Class R5	280,832	8,172,205
MFS International Value Fund - Class R5	576,613	20,533,204
MFS Mid Cap Growth Fund - Class R5	2,422,657	37,115,109
MFS Mid Cap Value Fund - Class R5	1,790,722	36,620,266
MFS New Discovery Fund - Class R5	324,178	8,068,786
MFS New Discovery Value Fund - Class R5	635,778	8,093,458
MFS Research Fund - Class R5	843,278	32,972,170
MFS Research International Fund - Class R5	1,733,473	28,376,956
MFS Total Return Bond Fund - Class R5	1,152,065	12,327,092
MFS Value Fund - Class R5	1,301,155	45,566,449
Total Underlying Affiliated Funds (Identified Cost, $343,640,823)		$409,727,590

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	79,156	$79,156
Total Investments (Identified Cost, $343,719,979)		$409,806,746

Other Assets, Less Liabilities - 0.0%		59,183
Net Assets - 100.0%		$409,865,929

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	60,300	$560,786
MFS Commodity Strategy Fund - Class R5 (v)	833,019	4,948,134
MFS Emerging Markets Debt Fund - Class R5	118,986	1,687,220
MFS Emerging Markets Debt Local Currency Fund - Class R5	168,831	1,117,660
MFS Emerging Markets Equity Fund - Class R5	62,124	1,648,137
MFS Global Bond Fund - Class R5	132,084	1,118,747
MFS Global Real Estate Fund - Class R5	279,248	4,403,740
MFS Growth Fund - Class R5	170,086	13,030,285
MFS High Income Fund - Class R5	845,320	2,823,367
MFS Inflation-Adjusted Bond Fund - Class R5	407,601	4,165,679
MFS International Growth Fund - Class R5	248,757	6,704,010
MFS International New Discovery Fund - Class R5	113,974	3,316,631
MFS International Value Fund - Class R5	187,461	6,675,488
MFS Mid Cap Growth Fund - Class R5	703,038	10,770,548
MFS Mid Cap Value Fund - Class R5	517,062	10,573,908
MFS New Discovery Fund - Class R5	100,979	2,513,365
MFS New Discovery Value Fund - Class R5	195,663	2,490,792
MFS Research Fund - Class R5	230,135	8,998,264
MFS Research International Fund - Class R5	505,141	8,269,162
MFS Total Return Bond Fund - Class R5	285,552	3,055,408
MFS Value Fund - Class R5	369,711	12,947,274
Total Underlying Affiliated Funds (Identified Cost, $106,071,580)		$111,818,605

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	137,298	$137,298
Total Investments (Identified Cost, $106,208,878)		$111,955,903

Other Assets, Less Liabilities - 0.0%		4,170
Net Assets - 100.0%		$111,960,073

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	1,750	$16,273
MFS Commodity Strategy Fund - Class R5 (v)	2,578,232	15,314,698
MFS Emerging Markets Debt Fund - Class R5	3,444	48,840
MFS Emerging Markets Debt Local Currency Fund - Class R5	4,896	32,410
MFS Emerging Markets Equity Fund - Class R5	239,520	6,354,478
MFS Global Bond Fund - Class R5	3,829	32,434
MFS Global Real Estate Fund - Class R5	984,619	15,527,447
MFS Growth Fund - Class R5	498,911	38,221,544
MFS High Income Fund - Class R5	24,443	81,639
MFS Inflation-Adjusted Bond Fund - Class R5	760,741	7,774,774
MFS International Growth Fund - Class R5	821,067	22,127,751
MFS International New Discovery Fund - Class R5	429,500	12,498,436
MFS International Value Fund - Class R5	617,158	21,977,001
MFS Mid Cap Growth Fund - Class R5	2,070,484	31,719,822
MFS Mid Cap Value Fund - Class R5	1,526,862	31,224,330
MFS New Discovery Fund - Class R5	312,548	7,779,323
MFS New Discovery Value Fund - Class R5	609,693	7,761,390
MFS Research Fund - Class R5	646,021	25,259,436
MFS Research International Fund - Class R5	1,519,785	24,878,874
MFS Total Return Bond Fund - Class R5	725,703	7,765,024
MFS Value Fund - Class R5	1,088,682	38,125,642
Total Underlying Affiliated Funds (Identified Cost, $257,233,076)		$314,521,566

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	470,432	$470,432
Total Investments (Identified Cost, $257,703,508)		$314,991,998

Other Assets, Less Liabilities - (0.1)%		(233,889)
Net Assets - 100.0%		$314,758,109

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	558,005	$3,314,550
MFS Emerging Markets Equity Fund - Class R5	49,509	1,313,483
MFS Global Real Estate Fund - Class R5	208,741	3,291,847
MFS Growth Fund - Class R5	105,319	8,068,459
MFS Inflation-Adjusted Bond Fund - Class R5	162,226	1,657,951
MFS International Growth Fund - Class R5	172,946	4,660,894
MFS International New Discovery Fund - Class R5	91,084	2,650,532
MFS International Value Fund - Class R5	130,485	4,646,557
MFS Mid Cap Growth Fund - Class R5	441,224	6,759,557
MFS Mid Cap Value Fund - Class R5	324,428	6,634,554
MFS New Discovery Fund - Class R5	67,121	1,670,635
MFS New Discovery Value Fund - Class R5	129,890	1,653,499
MFS Research Fund - Class R5	136,805	5,349,089
MFS Research International Fund - Class R5	322,242	5,275,109
MFS Total Return Bond Fund - Class R5	155,249	1,661,159
MFS Value Fund - Class R5	228,452	8,000,389
Total Underlying Affiliated Funds (Identified Cost, $63,216,827)		$66,608,264

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	242,640	$242,640
Total Investments (Identified Cost, $63,459,467)		$66,850,904

Other Assets, Less Liabilities - (0.1)%		(83,181)
Net Assets - 100.0%		$66,767,723

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	827,456	$4,915,088
MFS Emerging Markets Equity Fund - Class R5	73,681	1,954,754
MFS Global Real Estate Fund - Class R5	309,313	4,877,868
MFS Growth Fund - Class R5	156,407	11,982,319
MFS Inflation-Adjusted Bond Fund - Class R5	240,134	2,454,174
MFS International Growth Fund - Class R5	256,975	6,925,470
MFS International New Discovery Fund - Class R5	135,191	3,934,057
MFS International Value Fund - Class R5	193,791	6,900,900
MFS Mid Cap Growth Fund - Class R5	651,231	9,976,859
MFS Mid Cap Value Fund - Class R5	483,210	9,881,638
MFS New Discovery Fund - Class R5	99,544	2,477,641
MFS New Discovery Value Fund - Class R5	193,602	2,464,549
MFS Research Fund - Class R5	203,206	7,945,337
MFS Research International Fund - Class R5	478,721	7,836,660
MFS Total Return Bond Fund - Class R5	229,791	2,458,763
MFS Value Fund - Class R5	339,707	11,896,546
Total Underlying Affiliated Funds (Identified Cost, $90,824,350)		$98,882,623

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	185,721	$185,721
Total Investments (Identified Cost, $91,010,071)		$99,068,344

Other Assets, Less Liabilities - (0.0)%		(8,536)
Net Assets - 100.0%		$99,059,808

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 98.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	109,901	$652,810
MFS Emerging Markets Equity Fund - Class R5	9,818	260,472
MFS Global Real Estate Fund - Class R5	41,257	650,626
MFS Growth Fund - Class R5	20,557	1,574,841
MFS Inflation-Adjusted Bond Fund - Class R5	31,915	326,176
MFS International Growth Fund - Class R5	33,895	913,467
MFS International New Discovery Fund - Class R5	17,927	521,682
MFS International Value Fund - Class R5	25,641	913,081
MFS Mid Cap Growth Fund - Class R5	86,264	1,321,571
MFS Mid Cap Value Fund - Class R5	63,821	1,305,140
MFS New Discovery Fund - Class R5	13,130	326,804
MFS New Discovery Value Fund - Class R5	25,612	326,042
MFS Research Fund - Class R5	26,717	1,044,644
MFS Research International Fund - Class R5	63,639	1,041,777
MFS Total Return Bond Fund - Class R5	30,496	326,303
MFS Value Fund - Class R5	44,679	1,564,641
Total Underlying Affiliated Funds (Identified Cost, $12,605,628)		$13,070,077

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	135,322	$135,322
Total Investments (Identified Cost, $12,740,950)		$13,205,399

Other Assets, Less Liabilities - 0.2%		24,072
Net Assets - 100.0%		$13,229,471

Portfolio Footnotes:

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/15 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $495,799,400, $47,504,980, $308,555,225, $127,876,082, and $343,719,979, respectively)	$531,734,339	$48,686,815	$352,779,400	$133,522,834	$409,806,746
Receivables for
Investments sold	1,127,570	9,282	376,361	365,674	657,905
Fund shares sold	810,526	25,059	335,489	75,637	763,968
Receivable from investment adviser	63,666	23,539	46,759	37,380	56,653
Other assets	39,238	32,317	37,529	32,494	37,825
Total assets	$533,775,339	$48,777,012	$353,575,538	$134,034,019	$411,323,097

Liabilities
Payables for
Distributions	$16,469	$—	$—	$—	$—
Investments purchased	75,421	23,539	222,461	100,979	482,968
Fund shares reacquired	1,174,513	1,565	346,117	323,994	743,877
Payable to affiliates
Shareholder servicing costs	127,633	13,388	152,168	38,889	190,304
Distribution and service fees	22,201	298	7,046	795	8,217
Program manager fee	312	—	—	—	—
Payable for independent Trustees’ compensation	7	7	11	11	14
Accrued expenses and other liabilities	39,523	21,282	31,257	22,635	31,788
Total liabilities	$1,456,079	$60,079	$759,060	$487,303	$1,457,168
Net assets	$532,319,260	$48,716,933	$352,816,478	$133,546,716	$409,865,929

Net assets consist of
Paid-in capital	$499,680,342	$46,874,603	$305,065,667	$125,490,415	$342,415,966
Unrealized appreciation (depreciation) on investments	36,120,259	1,181,835	44,373,862	5,646,752	66,086,767
Accumulated net realized gain (loss) on investments	(4,491,742)	(23,448)	(747,519)	1,110,589	(898,752)
Undistributed net investment income	1,010,401	683,943	4,124,468	1,298,960	2,261,948
Net assets	$532,319,260	$48,716,933	$352,816,478	$133,546,716	$409,865,929

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$123,428,285	$1,815,901	$45,272,077	$9,976,853	$43,969,287
Class B	19,054,088	243,086	6,459,416	1,056,392	8,295,651
Class C	155,410,216	624,359	17,068,054	2,446,509	15,618,437
Class I	22,050,014	388,701	4,086,385	3,505,891	11,514,357
Class R1	5,520,630	72,903	5,871,388	96,823	7,253,223
Class R2	27,683,043	2,301,795	66,391,282	4,752,892	80,210,338
Class R3	22,529,972	4,392,159	47,801,586	12,895,384	70,609,324
Class R4	80,735,590	38,878,029	159,866,290	98,815,972	172,395,312
Class 529A	47,552,954	—	—	—	—
Class 529B	3,247,247	—	—	—	—
Class 529C	25,107,221	—	—	—	—
Total net assets	$532,319,260	$48,716,933	$352,816,478	$133,546,716	$409,865,929

Shares of beneficial interest outstanding
Class A	10,228,756	169,115	3,401,237	834,252	3,091,792
Class B	1,578,894	22,829	490,973	89,285	592,954
Class C	12,882,223	58,903	1,312,505	207,417	1,121,959
Class I	1,826,738	36,076	304,858	292,158	803,919
Class R1	457,077	6,822	446,211	8,146	517,761
Class R2	2,293,309	215,186	5,026,220	398,772	5,694,319
Class R3	1,866,741	409,038	3,589,246	1,078,358	4,974,890
Class R4	6,688,960	3,607,858	11,938,142	8,232,870	12,056,800
Class 529A	4,761,197	—	—	—	—
Class 529B	325,112	—	—	—	—
Class 529C	2,513,861	—	—	—	—
Total shares of beneficial interest outstanding	45,422,868	4,525,827	26,509,392	11,141,258	28,854,394

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.74	$13.31	$11.96	$14.22
Offering price per share (100 / 94.25 × net asset value per share)	$12.81	$11.40	$14.12	$12.69	$15.09

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.65	$13.16	$11.83	$13.99

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.06	$10.60	$13.00	$11.80	$13.92

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.77	$13.40	$12.00	$14.32

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.08	$10.69	$13.16	$11.89	$14.01

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.70	$13.21	$11.92	$14.09

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.74	$13.32	$11.96	$14.19

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.07	$10.78	$13.39	$12.00	$14.30

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$9.99	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$10.60	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.99	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.99	$—	$—	$—	$—

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $106,208,878, $257,703,508, $63,459,467, $91,010,071, and $12,740,950, respectively)	$111,955,903	$314,991,998	$66,850,904	$99,068,344	$13,205,399
Receivables for
Investments sold	51,633	353,432	6,601	216,391	3,061
Fund shares sold	109,334	558,589	82,905	273,929	78,531
Receivable from investment adviser	35,461	53,548	27,801	28,632	17,962
Other assets	32,456	36,066	32,578	33,907	32,237
Total assets	$112,184,787	$315,993,633	$67,000,789	$99,621,203	$13,337,190

Liabilities
Payables for
Investments purchased	89,421	379,162	178,021	201,150	83,776
Fund shares reacquired	74,669	649,610	10,343	279,683	18
Payable to affiliates
Shareholder servicing costs	37,211	169,306	22,251	53,892	2,779
Distribution and service fees	874	5,600	433	1,245	233
Payable for independent Trustees’ compensation	12	13	6	7	7
Accrued expenses and other liabilities	22,527	31,833	22,012	25,418	20,906
Total liabilities	$224,714	$1,235,524	$233,066	$561,395	$107,719
Net assets	$111,960,073	$314,758,109	$66,767,723	$99,059,808	$13,229,471

Net assets consist of
Paid-in capital	$104,420,329	$256,406,649	$62,484,759	$89,971,048	$12,753,970
Unrealized appreciation (depreciation) on investments	5,747,024	57,288,490	3,391,437	8,058,274	464,449
Accumulated net realized gain (loss) on investments	1,319,229	684,805	748,424	872,512	561
Undistributed net investment income	473,491	378,165	143,103	157,974	10,491
Net assets	$111,960,073	$314,758,109	$66,767,723	$99,059,808	$13,229,471

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$6,588,979	$28,223,773	$3,306,695	$7,189,151	$1,652,435
Class B	1,100,353	4,441,668	430,631	783,184	195,331
Class C	2,066,406	10,387,862	872,866	1,589,868	967,809
Class I	3,493,447	9,539,982	1,440,893	1,092,897	379,012
Class R1	101,074	5,293,461	145,908	273,026	55,190
Class R2	4,220,017	63,209,135	2,327,437	16,108,249	1,097,205
Class R3	14,531,862	37,359,661	8,404,527	10,477,660	2,759,765
Class R4	79,857,935	156,302,567	49,838,766	61,545,773	6,122,724
Total net assets	$111,960,073	$314,758,109	$66,767,723	$99,059,808	$13,229,471

Shares of beneficial interest outstanding
Class A	520,090	1,945,552	257,281	462,670	128,259
Class B	87,698	309,878	33,839	51,141	15,272
Class C	165,351	732,912	68,701	104,344	76,157
Class I	274,495	652,498	111,817	70,379	29,316
Class R1	8,025	371,709	11,428	17,908	4,309
Class R2	334,124	4,392,858	181,920	1,048,085	85,424
Class R3	1,145,477	2,576,079	654,206	678,043	214,191
Class R4	6,276,626	10,696,549	3,868,396	3,965,386	473,512
Total shares of beneficial interest outstanding	8,811,886	21,678,035	5,187,588	6,397,956	1,026,440

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.67	$14.51	$12.85	$15.54	$12.88
Offering price per share (100 / 94.25 × net asset value per share)	$13.44	$15.40	$13.63	$16.49	$13.67

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.55	$14.33	$12.73	$15.31	$12.79

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.50	$14.17	$12.71	$15.24	$12.71

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.73	$14.62	$12.89	$15.53	$12.93

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.59	$14.24	$12.77	$15.25	$12.81

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.63	$14.39	$12.79	$15.37	$12.84

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.69	$14.50	$12.85	$15.45	$12.88

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.72	$14.61	$12.88	$15.52	$12.93

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/15 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net investment income
Dividends from underlying affiliated funds	$4,647,011	$426,717	$3,000,194	$876,689	$1,932,035
Expenses
Distribution and service fees	1,381,686	18,860	440,367	56,821	502,021
Shareholder servicing costs	189,234	20,127	142,615	56,413	191,443
Program manager fees	37,528	—	—	—	—
Administrative services fee	8,797	8,797	8,797	8,797	8,797
Independent Trustees’ compensation	6,287	1,736	6,011	2,940	6,093
Custodian fee	18,711	5,996	11,351	7,287	11,816
Shareholder communications	20,357	3,025	12,037	4,143	12,477
Audit and tax fees	17,666	16,684	17,118	16,700	17,127
Legal fees	1,927	191	1,460	428	1,485
Registration fees	62,371	48,461	53,069	51,406	54,437
Miscellaneous	10,632	6,544	8,755	7,034	8,924
Total expenses	$1,755,196	$130,421	$701,580	$211,969	$814,620
Fees paid indirectly	(3)	—	—	—	(8)
Reduction of expenses by investment adviser and distributor	(356,838)	(111,468)	(261,333)	(155,901)	(313,171)
Net expenses	$1,398,355	$18,953	$440,247	$56,068	$501,441
Net investment income	$3,248,656	$407,764	$2,559,947	$820,621	$1,430,594

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(672,669)	$(140,913)	$942,335	$(433,861)	$(546,012)
Capital gain distributions from underlying affiliated funds	101,005	9,323	85,660	50,066	225,195
Net realized gain (loss) on investments	$(571,664)	$(131,590)	$1,027,995	$(383,795)	$(320,817)
Change in unrealized appreciation (depreciation) on investments	$(10,430,356)	$(880,564)	$(9,201,495)	$(2,855,947)	$(10,289,454)
Net realized and unrealized gain (loss) on investments	$(11,002,020)	$(1,012,154)	$(8,173,500)	$(3,239,742)	$(10,610,271)
Change in net assets from operations	$(7,753,364)	$(604,390)	$(5,613,553)	$(2,419,121)	$(9,179,677)

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$359,993	$591,555	$121,991	$179,935	$22,443
Expenses
Distribution and service fees	51,611	340,265	26,442	70,759	13,673
Shareholder servicing costs	53,849	171,960	33,380	56,372	7,661
Administrative services fee	8,797	8,797	8,797	8,797	8,797
Independent Trustees’ compensation	1,821	5,955	824	1,795	747
Custodian fee	6,869	10,203	6,128	6,556	5,338
Shareholder communications	4,550	12,790	4,638	7,717	3,764
Audit and tax fees	16,696	17,105	16,686	16,783	16,674
Legal fees	329	1,138	182	297	30
Registration fees	50,406	52,552	48,562	47,406	47,228
Miscellaneous	6,826	8,294	6,565	6,772	6,184
Total expenses	$201,754	$629,059	$152,204	$223,254	$110,096
Fees paid indirectly	(1)	(1)	(3)	(1)	—
Reduction of expenses by investment adviser and distributor	(150,142)	(289,045)	(125,783)	(152,450)	(96,409)
Net expenses	$51,611	$340,013	$26,418	$70,803	$13,687
Net investment income	$308,382	$251,542	$95,573	$109,132	$8,756

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(358,331)	$(944,339)	$(272,233)	$(364,681)	$(120,942)
Capital gain distributions from underlying affiliated funds	72,784	241,489	49,279	72,386	9,038
Net realized gain (loss) on investments	$(285,547)	$(702,850)	$(222,954)	$(292,295)	$(111,904)
Change in unrealized appreciation (depreciation) on investments	$(2,393,986)	$(6,498,650)	$(1,238,080)	$(1,809,865)	$(156,911)
Net realized and unrealized gain (loss) on investments	$(2,679,533)	$(7,201,500)	$(1,461,034)	$(2,102,160)	$(268,815)
Change in net assets from operations	$(2,371,151)	$(6,949,958)	$(1,365,461)	$(1,993,028)	$(260,059)
See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/15 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$3,248,656	$407,764	$2,559,947	$820,621	$1,430,594
Net realized gain (loss) on investments	(571,664)	(131,590)	1,027,995	(383,795)	(320,817)
Net unrealized gain (loss) on investments	(10,430,356)	(880,564)	(9,201,495)	(2,855,947)	(10,289,454)
Change in net assets from operations	$(7,753,364)	$(604,390)	$(5,613,553)	$(2,419,121)	$(9,179,677)

Distributions declared to shareholders
From net investment income	$(2,264,157)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(7,643,513)	$(2,639,213)	$(5,205,282)	$6,557,106	$11,443,382
Total change in net assets	$(17,661,034)	$(3,243,603)	$(10,818,835)	$4,137,985	$2,263,705

Net assets
At beginning of period	549,980,294	51,960,536	363,635,313	129,408,731	407,602,224
At end of period	$532,319,260	$48,716,933	$352,816,478	$133,546,716	$409,865,929
Undistributed net investment income included in net assets at end of period	$1,010,401	$683,943	$4,124,468	$1,298,960	$2,261,948

Six months ended 10/31/15 (unaudited)	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$308,382	$251,542	$95,573	$109,132	$8,756
Net realized gain (loss) on investments	(285,547)	(702,850)	(222,954)	(292,295)	(111,904)
Net unrealized gain (loss) on investments	(2,393,986)	(6,498,650)	(1,238,080)	(1,809,865)	(156,911)
Change in net assets from operations	$(2,371,151)	$(6,949,958)	$(1,365,461)	$(1,993,028)	$(260,059)
Change in net assets from fund share transactions	$8,135,852	$11,421,017	$6,077,741	$10,272,558	$2,463,803
Total change in net assets	$5,764,701	$4,471,059	$4,712,280	$8,279,530	$2,203,744

Net assets
At beginning of period	106,195,372	310,287,050	62,055,443	90,780,278	11,025,727
At end of period	$111,960,073	$314,758,109	$66,767,723	$99,059,808	$13,229,471
Undistributed net investment income included in net assets at end of period	$473,491	$378,165	$143,103	$157,974	$10,491

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$6,530,172	$906,554	$5,945,974	$1,815,551	$4,730,095
Net realized gain (loss) on investments	3,541,116	418,779	7,910,681	2,154,064	8,543,052
Net unrealized gain (loss) on investments	5,034,142	614,241	2,617,529	2,300,979	9,585,518
Change in net assets from operations	$15,105,430	$1,939,574	$16,474,184	$6,270,594	$22,858,665

Distributions declared to shareholders
From net investment income	$(7,353,766)	$(988,045)	$(6,966,115)	$(2,006,055)	$(5,947,098)
From net realized gain on investments	(2,865,201)	(259,049)	—	(725,059)	—
Total distributions declared to shareholders	$(10,218,967)	$(1,247,094)	$(6,966,115)	$(2,731,114)	$(5,947,098)
Change in net assets from fund share transactions	$204,450,062	$5,125,392	$(167,716)	$39,802,544	$48,845,006
Total change in net assets	$209,336,525	$5,817,872	$9,340,353	$43,342,024	$65,756,573

Net assets
At beginning of period	340,643,769	46,142,664	354,294,960	86,066,707	341,845,651
At end of period	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224
Undistributed net investment income included in net assets at end of period	$25,902	$276,179	$1,564,521	$478,339	$831,354

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$1,106,128	$2,844,821	$546,453	$815,815	$72,932
Net realized gain (loss) on investments	2,177,446	7,750,055	1,285,036	1,916,370	168,078
Net unrealized gain (loss) on investments	2,361,698	8,438,572	1,561,723	2,466,844	279,862
Change in net assets from operations	$5,645,272	$19,033,448	$3,393,212	$5,199,029	$520,872

Distributions declared to shareholders
From net investment income	$(1,365,005)	$(4,040,019)	$(723,927)	$(1,124,008)	$(103,000)
From net realized gain on investments	(645,454)	(577,059)	(343,276)	(531,065)	(36,309)
Total distributions declared to shareholders	$(2,010,459)	$(4,617,078)	$(1,067,203)	$(1,655,073)	$(139,309)
Change in net assets from fund share transactions	$41,476,172	$44,445,957	$27,887,643	$29,097,848	$6,255,203
Total change in net assets	$45,110,985	$58,862,327	$30,213,652	$32,641,804	$6,636,766

Net assets
At beginning of period	61,084,387	251,424,723	31,841,791	58,138,474	4,388,961
At end of period	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727
Undistributed net investment income included in net assets at end of period	$165,109	$126,623	$47,530	$48,842	$1,735

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$12.29		$12.15	$11.97	$11.40	$11.31	$10.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.23	$0.25	$0.31	$0.28
Net realized and unrealized gain (loss) on investments	(0.24)		0.22	0.22	0.59	0.12	0.74
Total from investment operations	$(0.15)		$0.43	$0.45	$0.84	$0.43	$1.02

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)	$(0.25)	$(0.27)	$(0.34)	$(0.30)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.29)	$(0.27)	$(0.27)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$12.07		$12.29	$12.15	$11.97	$11.40	$11.31
Total return (%) (r)(s)(t)(x)	(1.24	)(n)	3.66	3.81	7.46	3.92	9.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.39	0.39	0.40	0.44	0.52
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	1.47	(a)	1.68	1.95	2.16	2.82	2.61
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$123,428		$126,212	$108,202	$108,914	$61,183	$36,345

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$12.29		$12.15	$11.97	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.11	$0.15	$0.16	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	(0.24)		0.23	0.21	0.58	0.12	0.74
Total from investment operations	$(0.20)		$0.34	$0.36	$0.74	$0.35	$0.94

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.02)		$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.07		$12.29	$12.15	$11.97	$11.41	$11.32
Total return (%) (r)(s)(t)(x)	(1.61	)(n)	2.89	3.04	6.57	3.15	8.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.14	1.15	1.19	1.27
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.72	(a)	0.93	1.22	1.41	2.07	1.85
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$19,054		$20,720	$18,577	$17,243	$11,082	$5,419

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$12.29		$12.15	$11.97	$11.41	$11.31	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.11	$0.15	$0.16	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	(0.25)		0.23	0.21	0.58	0.13	0.73
Total from investment operations	$(0.21)		$0.34	$0.36	$0.74	$0.36	$0.93

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.02)		$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.06		$12.29	$12.15	$11.97	$11.41	$11.31
Total return (%) (r)(s)(t)(x)	(1.69	)(n)	2.89	3.04	6.57	3.24	8.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.14	1.15	1.19	1.26
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.72	(a)	0.93	1.22	1.40	2.07	1.82
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$155,410		$162,868	$129,848	$82,969	$61,848	$32,200

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$12.30		$12.15	$11.98	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.23	$0.27	$0.28	$0.34	$0.32
Net realized and unrealized gain (loss) on investments	(0.25)		0.25	0.20	0.59	0.12	0.73
Total from investment operations	$(0.15)		$0.48	$0.47	$0.87	$0.46	$1.05

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.26)	$(0.28)	$(0.30)	$(0.37)	$(0.33)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.08)		$(0.33)	$(0.30)	$(0.30)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$12.07		$12.30	$12.15	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	(1.20	)(n)	4.00	3.99	7.72	4.18	10.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.14	0.15	0.19	0.26
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.01
Net investment income (l)	1.71	(a)	1.92	2.23	2.39	3.03	2.91
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$22,050		$29,661	$26,507	$19,403	$8,556	$5,375

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$12.30		$12.16	$11.98	$11.41	$11.32	$10.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.12	$0.15	$0.16	$0.23	$0.21
Net realized and unrealized gain (loss) on investments	(0.24)		0.22	0.21	0.59	0.12	0.72
Total from investment operations	$(0.20)		$0.34	$0.36	$0.75	$0.35	$0.93

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.02)		$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.08		$12.30	$12.16	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	(1.61	)(n)	2.88	3.04	6.66	3.15	8.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.14	1.15	1.20	1.25
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.02
Net investment income (l)	0.72	(a)	0.95	1.22	1.43	2.05	1.90
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$5,521		$5,606	$2,368	$2,503	$2,831	$3,507

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$12.30		$12.16	$11.98	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.18	$0.21	$0.23	$0.27	$0.25
Net realized and unrealized gain (loss) on investments	(0.25)		0.22	0.21	0.58	0.13	0.74
Total from investment operations	$(0.18)		$0.40	$0.42	$0.81	$0.40	$0.99

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.19)	$(0.22)	$(0.24)	$(0.31)	$(0.27)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.05)		$(0.26)	$(0.24)	$(0.24)	$(0.31)	$(0.27)
Net asset value, end of period (x)	$12.07		$12.30	$12.16	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	(1.44	)(n)	3.40	3.55	7.19	3.66	9.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.64	0.64	0.65	0.70	0.77
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.53
Net investment income (l)	1.22	(a)	1.46	1.72	1.95	2.46	2.35
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$27,683		$28,528	$7,506	$8,640	$8,799	$12,771

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$12.30		$12.15	$11.97	$11.41	$11.31	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.23	$0.25	$0.33	$0.28
Net realized and unrealized gain (loss) on investments	(0.25)		0.23	0.22	0.58	0.11	0.73
Total from investment operations	$(0.16)		$0.44	$0.45	$0.83	$0.44	$1.01

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)	$(0.25)	$(0.27)	$(0.34)	$(0.30)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.29)	$(0.27)	$(0.27)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$12.07		$12.30	$12.15	$11.97	$11.41	$11.31
Total return (%) (r)(s)(x)	(1.32	)(n)	3.74	3.81	7.37	4.01	9.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.39	0.39	0.40	0.44	0.52
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	1.47	(a)	1.68	1.96	2.15	2.95	2.60
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$22,530		$25,641	$14,526	$14,704	$11,705	$5,883

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$12.30		$12.16	$11.98	$11.42	$11.32	$10.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.24	$0.27	$0.28	$0.32	$0.31
Net realized and unrealized gain (loss) on investments	(0.26)		0.23	0.21	0.58	0.15	0.73
Total from investment operations	$(0.15)		$0.47	$0.48	$0.86	$0.47	$1.04

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.26)	$(0.28)	$(0.30)	$(0.37)	$(0.33)
From net realized gain on investments	—		(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.08)		$(0.33)	$(0.30)	$(0.30)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$12.07		$12.30	$12.16	$11.98	$11.42	$11.32
Total return (%) (r)(s)(x)	(1.20	)(n)	3.92	4.07	7.63	4.27	9.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.14	0.15	0.19	0.27
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.72	(a)	1.93	2.22	2.41	2.88	2.82
Portfolio turnover	4	(n)	14	10	8	14	20
Net assets at end of period (000 omitted)	$80,736		$75,336	$33,109	$25,505	$967	$134

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/15 (unaudited)		Period ended 4/30/15 (i)
Class 529A
Net asset value, beginning of period	$10.17		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.02
Net realized and unrealized gain (loss) on investments	(0.20)		0.19
Total from investment operations	$(0.13)		$0.21

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.04)
Net asset value, end of period (x)	$9.99		$10.17
Total return (%) (r)(s)(t)(x)	(1.24	)(n)	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.53	(a)
Expenses after expense reductions (f)(h)	0.29	(a)	0.30	(a)
Net investment income (l)	1.42	(a)	0.70	(a)
Portfolio turnover	4	(n)	14
Net assets at end of period (000 omitted)	$47,553		$47,993

	Six months ended 10/31/15 (unaudited)		Period ended 4/30/15 (i)
Class 529B
Net asset value, beginning of period	$10.17		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.19)		0.18
Total from investment operations	$(0.16)		$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)
Net asset value, end of period (x)	$9.99		$10.17
Total return (%) (r)(s)(t)(x)	(1.62	)(n)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	(a)	1.04	(a)
Net investment income (loss) (l)	0.68	(a)	(0.05	)(a)
Portfolio turnover	4	(n)	14
Net assets at end of period (000 omitted)	$3,247		$3,428

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/15 (unaudited)		Period ended 4/30/15 (i)
Class 529C
Net asset value, beginning of period	$10.17		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.19)		0.18
Total from investment operations	$(0.16)		$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)
Net asset value, end of period (x)	$9.99		$10.17
Total return (%) (r)(s)(t)(x)	(1.62	)(n)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	(a)
Net investment income (loss) (l)	0.68	(a)	(0.05	)(a)
Portfolio turnover	4	(n)	14
Net assets at end of period (000 omitted)	$25,107		$23,987
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class A	(unaudited)
Net asset value, beginning of period	$10.88		$10.72	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.18	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	(0.22)		0.24	0.26	0.41
Total from investment operations	$(0.14)		$0.42	$0.47	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.74		$10.88	$10.72	$10.45
Total return (%) (r)(s)(t)(x)	(1.29	)(n)	3.92	4.52	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	(a)	0.65	0.70	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	1.47	(a)	1.67	1.99	2.21	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$1,816		$1,718	$1,511	$221

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class B	(unaudited)
Net asset value, beginning of period	$10.83		$10.70	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.22)		0.23	0.27	0.39
Total from investment operations	$(0.18)		$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.10)	$(0.05)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.12)	$(0.05)
Net asset value, end of period (x)	$10.65		$10.83	$10.70	$10.42
Total return (%) (r)(s)(t)(x)	(1.66	)(n)	3.09	3.80	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	(a)	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.71	(a)	0.91	1.22	1.56	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$243		$190	$136	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class C	(unaudited)
Net asset value, beginning of period	$10.78		$10.66	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.22)		0.22	0.26	0.39
Total from investment operations	$(0.18)		$0.33	$0.39	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.13)	$(0.05)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$10.60		$10.78	$10.66	$10.42
Total return (%) (r)(s)(t)(x)	(1.67	)(n)	3.12	3.77	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	(a)	1.40	1.45	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.71	(a)	0.99	1.27	1.56	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$624		$878	$410	$106

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class I	(unaudited)
Net asset value, beginning of period	$10.90		$10.75	$10.46	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.23	$0.13
Net realized and unrealized gain (loss) on investments	(0.22)		0.22	0.27	0.40
Total from investment operations	$(0.13)		$0.43	$0.50	$0.53

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.77		$10.90	$10.75	$10.46
Total return (%) (r)(s)(x)	(1.19	)(n)	4.04	4.83	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.40	0.47	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	1.76	(a)	1.91	2.19	2.55	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$389		$160	$192	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R1	(unaudited)
Net asset value, beginning of period	$10.86		$10.71	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.21)		0.23	0.27	0.39
Total from investment operations	$(0.17)		$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.09)	$(0.05)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.11)	$(0.05)
Net asset value, end of period (x)	$10.69		$10.86	$10.71	$10.42
Total return (%) (r)(s)(x)	(1.57	)(n)	3.03	3.83	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	(a)	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.70	(a)	0.90	1.21	1.56	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$73		$117	$109	$105

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R2	(unaudited)
Net asset value, beginning of period	$10.85		$10.70	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.15	$0.18	$0.10
Net realized and unrealized gain (loss) on investments	(0.22)		0.23	0.27	0.40
Total from investment operations	$(0.15)		$0.38	$0.45	$0.50

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.17)	$(0.06)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.19)	$(0.06)
Net asset value, end of period (x)	$10.70		$10.85	$10.70	$10.44
Total return (%) (r)(s)(x)	(1.38	)(n)	3.59	4.30	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	(a)	0.90	0.94	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (l)	1.22	(a)	1.41	1.74	2.06	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$2,302		$1,965	$1,591	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R3	(unaudited)
Net asset value, beginning of period	$10.88		$10.72	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.18	$0.21	$0.09
Net realized and unrealized gain (loss) on investments	(0.22)		0.24	0.27	0.42
Total from investment operations	$(0.14)		$0.42	$0.48	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.74		$10.88	$10.72	$10.44
Total return (%) (r)(s)(x)	(1.29	)(n)	3.90	4.58	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	(a)	0.65	0.71	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	1.47	(a)	1.63	2.00	1.78	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$4,392		$4,740	$3,515	$1,781

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R4	(unaudited)
Net asset value, beginning of period	$10.90		$10.75	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.23	$0.10
Net realized and unrealized gain (loss) on investments	(0.21)		0.22	0.28	0.42
Total from investment operations	$(0.12)		$0.43	$0.51	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.78		$10.90	$10.75	$10.45
Total return (%) (r)(s)(x)	(1.10	)(n)	4.04	4.93	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.40	0.46	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	1.72	(a)	1.92	2.23	1.93	(a)
Portfolio turnover	8	(n)	22	17	6	(n)
Net assets at end of period (000 omitted)	$38,878		$42,193	$38,679	$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class A
Net asset value, beginning of period	$13.52		$13.16	$12.49	$11.54	$11.61		$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.22	$0.25	$0.23	$0.25		$0.20
Net realized and unrealized gain (loss) on investments	(0.31)		0.40	0.64	0.95	(0.02	)(g)	1.34
Total from investment operations	$(0.21)		$0.62	$0.89	$1.18	$0.23		$1.54

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.22)	$(0.23)	$(0.30)		$(0.23)
Net asset value, end of period (x)	$13.31		$13.52	$13.16	$12.49	$11.54		$11.61
Total return (%) (r)(s)(t)(x)	(1.55	)(n)	4.76	7.18	10.34	2.15		15.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.42	0.40	0.42	0.43		0.44
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25		0.28
Net investment income (l)	1.43	(a)	1.62	1.96	1.94	2.27		1.91
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$45,272		$45,846	$55,682	$39,924	$33,245		$27,869

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class B
Net asset value, beginning of period	$13.41		$13.06	$12.40	$11.45	$11.52		$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	(0.29)		0.39	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$(0.25)		$0.51	$0.78	$1.10	$0.14		$1.45

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.12)	$(0.15)	$(0.21)		$(0.16)
Net asset value, end of period (x)	$13.16		$13.41	$13.06	$12.40	$11.45		$11.52
Total return (%) (r)(s)(t)(x)	(1.86	)(n)	3.96	6.33	9.65	1.36		14.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.17	1.15	1.17	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.68	(a)	0.93	1.12	1.19	1.51		1.16
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$6,459		$6,605	$7,055	$6,777	$5,820		$5,649

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class C
Net asset value, beginning of period	$13.26		$12.92	$12.27	$11.34	$11.43		$10.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	(0.30)		0.39	0.64	0.94	(0.03	)(g)	1.32
Total from investment operations	$(0.26)		$0.51	$0.78	$1.08	$0.14		$1.44

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.15)	$(0.23)		$(0.17)
Net asset value, end of period (x)	$13.00		$13.26	$12.92	$12.27	$11.34		$11.43
Total return (%) (r)(s)(t)(x)	(1.96	)(n)	3.97	6.36	9.64	1.33		14.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.17	1.15	1.17	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.67	(a)	0.92	1.13	1.19	1.54		1.17
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$17,068		$18,428	$18,515	$16,209	$11,862		$9,727

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class I
Net asset value, beginning of period	$13.60		$13.24	$12.56	$11.59	$11.66		$10.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.26	$0.27	$0.26	$0.28		$0.23
Net realized and unrealized gain (loss) on investments	(0.31)		0.40	0.66	0.97	(0.03	)(g)	1.34
Total from investment operations	$(0.20)		$0.66	$0.93	$1.23	$0.25		$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.25)	$(0.26)	$(0.32)		$(0.25)
Net asset value, end of period (x)	$13.40		$13.60	$13.24	$12.56	$11.59		$11.66
Total return (%) (r)(s)(x)	(1.47	)(n)	5.03	7.42	10.73	2.38		15.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.17	0.15	0.17	0.18		0.19
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00		0.03
Net investment income (l)	1.66	(a)	1.93	2.10	2.18	2.50		2.19
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$4,086		$7,312	$2,916	$2,778	$1,948		$1,488

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class R1
Net asset value, beginning of period	$13.42		$13.06	$12.39	$11.43	$11.50		$10.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	(0.30)		0.40	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$(0.26)		$0.52	$0.78	$1.10	$0.14		$1.45

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)	$(0.14)	$(0.21)		$(0.15)
Net asset value, end of period (x)	$13.16		$13.42	$13.06	$12.39	$11.43		$11.50
Total return (%) (r)(s)(x)	(1.94	)(n)	3.99	6.35	9.65	1.32		14.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.17	1.15	1.18	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.67	(a)	0.93	1.12	1.19	1.50		1.14
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$5,871		$6,357	$7,494	$8,293	$8,804		$9,509

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class R2
Net asset value, beginning of period	$13.43		$13.08	$12.42	$11.46	$11.54		$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.19	$0.21	$0.20	$0.22		$0.18
Net realized and unrealized gain (loss) on investments	(0.30)		0.39	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$(0.22)		$0.58	$0.85	$1.16	$0.19		$1.51

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.19)	$(0.20)	$(0.27)		$(0.21)
Net asset value, end of period (x)	$13.21		$13.43	$13.08	$12.42	$11.46		$11.54
Total return (%) (r)(s)(x)	(1.64	)(n)	4.48	6.83	10.21	1.82		14.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.67	0.65	0.68	0.68		0.69
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50		0.53
Net investment income (l)	1.17	(a)	1.42	1.63	1.68	2.02		1.66
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$66,391		$68,263	$71,178	$65,371	$67,060		$61,509

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class R3
Net asset value, beginning of period	$13.53		$13.18	$12.50	$11.54	$11.62		$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.22	$0.24	$0.23	$0.25		$0.20
Net realized and unrealized gain (loss) on investments	(0.31)		0.40	0.66	0.96	(0.03	)(g)	1.35
Total from investment operations	$(0.21)		$0.62	$0.90	$1.19	$0.22		$1.55

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.22)	$(0.23)	$(0.30)		$(0.23)
Net asset value, end of period (x)	$13.32		$13.53	$13.18	$12.50	$11.54		$11.62
Total return (%) (r)(s)(x)	(1.55	)(n)	4.72	7.20	10.46	2.06		15.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.42	0.40	0.42	0.43		0.44
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25		0.28
Net investment income (l)	1.42	(a)	1.67	1.86	1.94	2.27		1.91
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$47,802		$51,380	$44,145	$41,188	$23,615		$19,344

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012		2011
Class R4
Net asset value, beginning of period	$13.58		$13.23	$12.55	$11.58	$11.65		$10.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.26	$0.27	$0.27	$0.29		$0.21
Net realized and unrealized gain (loss) on investments	(0.30)		0.39	0.66	0.96	(0.04	)(g)	1.35
Total from investment operations	$(0.19)		$0.65	$0.93	$1.23	$0.25		$1.56

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.25)	$(0.26)	$(0.32)		$(0.25)
Net asset value, end of period (x)	$13.39		$13.58	$13.23	$12.55	$11.58		$11.65
Total return (%) (r)(s)(x)	(1.40	)(n)	4.96	7.42	10.74	2.39		15.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.17	0.15	0.16	0.18		0.19
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00		0.05
Net investment income (l)	1.67	(a)	1.94	2.13	2.21	2.61		2.03
Portfolio turnover	4	(n)	18	12	15	14		19
Net assets at end of period (000 omitted)	$159,866		$159,446	$147,311	$109,518	$1,583		$441

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class A
Net asset value, beginning of period	$12.19		$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.19	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	(0.30)		0.47	0.94	0.86
Total from investment operations	$(0.23)		$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$11.96		$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	(1.89	)(n)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	(a)	0.23	0.25	0.25	(a)
Net investment income (l)	1.11	(a)	1.58	1.74	1.75	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$9,977		$8,807	$4,238	$380

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class B
Net asset value, beginning of period	$12.11		$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(0.30)		0.47	0.94	0.87
Total from investment operations	$(0.28)		$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.11)	$(0.08)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.83		$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	(2.31	)(n)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.34	(a)	0.83	0.87	0.86	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,056		$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class C
Net asset value, beginning of period	$12.07		$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	(0.29)		0.47	0.91	0.84
Total from investment operations	$(0.27)		$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.08)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$11.80		$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	(2.24	)(n)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.34	(a)	0.80	1.15	1.30	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$2,447		$2,213	$1,376	$171

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class I
Net asset value, beginning of period	$12.22		$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.23	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	(0.30)		0.46	0.92	0.85
Total from investment operations	$(0.22)		$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.00		$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	(1.80	)(n)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	(a)	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	1.37	(a)	1.87	2.09	2.45	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$3,506		$1,889	$443	$110
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R1
Net asset value, beginning of period	$12.17		$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.09	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(0.30)		0.48	0.94	0.84
Total from investment operations	$(0.28)		$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$11.89		$12.17	$11.78	$10.83
Total return (%) (r)(s)(x)	(2.30	)(n)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (l)	0.32	(a)	0.73	0.85	1.45	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$97		$163	$120	$109

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R2
Net asset value, beginning of period	$12.17		$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.15	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	(0.30)		0.49	0.97	0.84
Total from investment operations	$(0.25)		$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.16)	$(0.09)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$11.92		$12.17	$11.78	$10.85
Total return (%) (r)(s)(x)	(2.05	)(n)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (l)	0.84	(a)	1.27	1.09	1.95	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$4,753		$4,200	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R3
Net asset value, beginning of period	$12.19		$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.17	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	(0.30)		0.49	0.93	0.89
Total from investment operations	$(0.23)		$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)	$(0.09)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$11.96		$12.19	$11.80	$10.86
Total return (%) (r)(s)(x)	(1.89	)(n)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	1.09	(a)	1.45	1.70	1.13	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$12,895		$12,732	$8,877	$3,065

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R4
Net asset value, beginning of period	$12.22		$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	(0.30)		0.47	0.95	0.90
Total from investment operations	$(0.22)		$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	—		(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.00		$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	(1.80	)(n)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	1.34	(a)	1.82	1.88	1.28	(a)
Portfolio turnover	6	(n)	13	10	8	(n)
Net assets at end of period (000 omitted)	$98,816		$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$14.55		$13.90	$12.51	$11.10	$11.39	$9.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.18	$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	(0.38)		0.70	1.41	1.42	(0.23)	1.78
Total from investment operations	$(0.33)		$0.88	$1.58	$1.57	$(0.08)	$1.89

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.19)	$(0.16)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.22		$14.55	$13.90	$12.51	$11.10	$11.39
Total return (%) (r)(s)(t)(x)	(2.27	)(n)	6.37	12.67	14.24	(0.49)	19.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.44	0.41	0.46	0.47	0.50
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.24	0.25	0.25	0.28
Net investment income (l)	0.70	(a)	1.29	1.30	1.32	1.40	1.13
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$43,969		$42,887	$39,929	$26,738	$18,822	$15,665

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$14.37		$13.73	$12.37	$10.99	$11.27	$9.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.07	$0.07	$0.07	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	(0.38)		0.69	1.39	1.39	(0.21)	1.74
Total from investment operations	$(0.38)		$0.76	$1.46	$1.46	$(0.14)	$1.78

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)	$(0.08)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$13.99		$14.37	$13.73	$12.37	$10.99	$11.27
Total return (%) (r)(s)(t)(x)	(2.64	)(n)	5.59	11.82	13.39	(1.16)	18.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (loss) (l)	(0.05	)(a)	0.53	0.53	0.60	0.63	0.37
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$8,296		$8,414	$8,022	$6,347	$4,497	$3,996

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$14.29		$13.67	$12.33	$10.94	$11.24	$9.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.08	$0.07	$0.06	$0.06	$0.04
Net realized and unrealized gain (loss) on investments	(0.37)		0.67	1.38	1.41	(0.22)	1.75
Total from investment operations	$(0.37)		$0.75	$1.45	$1.47	$(0.16)	$1.79

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.11)	$(0.08)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$13.92		$14.29	$13.67	$12.33	$10.94	$11.24
Total return (%) (r)(s)(t)(x)	(2.59	)(n)	5.51	11.78	13.48	(1.27)	18.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.02
Net investment income (loss) (l)	(0.05	)(a)	0.55	0.55	0.57	0.62	0.39
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$15,618		$15,521	$13,791	$8,949	$6,861	$5,594

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$14.63		$13.98	$12.58	$11.15	$11.43	$9.70

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.23	$0.21	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	(0.38)		0.68	1.41	1.43	(0.21)	1.77
Total from investment operations	$(0.31)		$0.91	$1.62	$1.61	$(0.04)	$1.91

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.22)	$(0.18)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$14.32		$14.63	$13.98	$12.58	$11.15	$11.43
Total return (%) (r)(s)(x)	(2.12	)(n)	6.57	12.90	14.60	(0.17)	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.20	0.16	0.21	0.22	0.25
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	0.94	(a)	1.61	1.54	1.60	1.59	1.35
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$11,514		$11,665	$8,067	$6,207	$4,121	$3,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$14.39		$13.75	$12.39	$10.99	$11.28	$9.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.09	$0.07	$0.07	$0.07	$0.03
Net realized and unrealized gain (loss) on investments	(0.38)		0.67	1.39	1.41	(0.23)	1.76
Total from investment operations	$(0.38)		$0.76	$1.46	$1.48	$(0.16)	$1.79

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)	$(0.08)	$(0.13)	$(0.08)
Net asset value, end of period (x)	$14.01		$14.39	$13.75	$12.39	$10.99	$11.28
Total return (%) (r)(s)(x)	(2.64	)(n)	5.56	11.79	13.51	(1.26)	18.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (loss) (l)	(0.06	)(a)	0.61	0.56	0.58	0.63	0.35
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$7,253		$8,165	$10,816	$9,253	$7,355	$6,558

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$14.43		$13.79	$12.42	$11.01	$11.30	$9.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.14	$0.12	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	(0.37)		0.69	1.39	1.42	(0.22)	1.76
Total from investment operations	$(0.34)		$0.83	$1.53	$1.54	$(0.10)	$1.85

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.16)	$(0.13)	$(0.19)	$(0.14)
Net asset value, end of period (x)	$14.09		$14.43	$13.79	$12.42	$11.01	$11.30
Total return (%) (r)(s)(x)	(2.36	)(n)	6.07	12.34	14.05	(0.75)	19.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.69	0.66	0.71	0.72	0.75
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.53
Net investment income (l)	0.44	(a)	1.01	1.04	1.08	1.14	0.88
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$80,210		$79,912	$73,435	$59,251	$54,704	$48,253

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$14.52		$13.87	$12.49	$11.08	$11.37	$9.64

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.18	$0.18	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.38)		0.70	1.39	1.42	(0.22)	1.78
Total from investment operations	$(0.33)		$0.88	$1.57	$1.57	$(0.08)	$1.89

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.19)	$(0.16)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.19		$14.52	$13.87	$12.49	$11.08	$11.37
Total return (%) (r)(s)(x)	(2.27	)(n)	6.37	12.63	14.26	(0.50)	19.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.44	0.41	0.46	0.47	0.50
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	0.69	(a)	1.27	1.34	1.30	1.36	1.14
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$70,609		$71,753	$57,969	$35,972	$25,364	$18,169

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$14.61		$13.96	$12.56	$11.14	$11.42	$9.69

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.22	$0.21	$0.20	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	(0.38)		0.69	1.41	1.40	(0.21)	1.77
Total from investment operations	$(0.31)		$0.91	$1.62	$1.60	$(0.04)	$1.91

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.22)	$(0.18)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$14.30		$14.61	$13.96	$12.56	$11.14	$11.42
Total return (%) (r)(s)(x)	(2.12	)(n)	6.58	12.93	14.53	(0.17)	19.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.20	0.16	0.19	0.22	0.25
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	0.95	(a)	1.56	1.57	1.72	1.60	1.42
Portfolio turnover	3	(n)	11	6	13	12	15
Net assets at end of period (000 omitted)	$172,395		$169,285	$129,817	$80,692	$902	$702

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class A
Net asset value, beginning of period	$12.96		$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	(0.32)		0.67	1.35	1.11
Total from investment operations	$(0.29)		$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.16)	$(0.11)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.67		$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	(2.24	)(n)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.24	0.25	(a)
Net investment income (l)	0.41	(a)	1.19	1.33	1.33	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$6,589		$6,353	$3,502	$671

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class B
Net asset value, beginning of period	$12.88		$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.04	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	(0.31)		0.68	1.38	1.09
Total from investment operations	$(0.33)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.09)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.55		$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	(2.56	)(n)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.34	)(a)	0.33	0.27	0.94	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,100		$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class C
Net asset value, beginning of period	$12.83		$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	(0.31)		0.67	1.36	1.08
Total from investment operations	$(0.33)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.13)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.50		$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	(2.57	)(n)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.35	)(a)	0.39	0.45	1.11	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$2,066		$1,965	$907	$136

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class I
Net asset value, beginning of period	$13.00		$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	(0.31)		0.69	1.36	1.09
Total from investment operations	$(0.27)		$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.73		$13.00	$12.44	$11.09
Total return (%) (r)(s)(x)	(2.08	)(n)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.65	(a)	1.36	1.39	2.16	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$3,493		$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R1
Net asset value, beginning of period	$12.93		$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	(0.32)		0.68	1.38	1.08
Total from investment operations	$(0.34)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.06)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.59		$12.93	$12.39	$11.05
Total return (%) (r)(s)(x)	(2.63	)(n)	5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.36	)(a)	0.35	0.29	1.17	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$101		$180	$126	$112

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R2
Net asset value, beginning of period	$12.93		$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(0.31)		0.67	1.36	1.09
Total from investment operations	$(0.30)		$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.63		$12.93	$12.39	$11.07
Total return (%) (r)(s)(x)	(2.32	)(n)	6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (l)	0.16	(a)	0.86	0.94	1.50	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$4,220		$3,758	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R3
Net asset value, beginning of period	$12.97		$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	(0.31)		0.67	1.38	1.16
Total from investment operations	$(0.28)		$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.69		$12.97	$12.43	$11.08
Total return (%) (r)(s)(x)	(2.16	)(n)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	0.42	(a)	1.08	1.10	0.53	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$14,532		$12,389	$6,246	$2,431

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R4
Net asset value, beginning of period	$13.00		$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.19	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	(0.32)		0.67	1.38	1.16
Total from investment operations	$(0.28)		$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.72		$13.00	$12.44	$11.08
Total return (%) (r)(s)(x)	(2.15	)(n)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.66	(a)	1.49	1.35	0.59	(a)
Portfolio turnover	4	(n)	8	8	3	(n)
Net assets at end of period (000 omitted)	$79,858		$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$14.83		$14.09	$12.49	$10.96	$11.31	$9.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.13	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss) on investments	(0.33)		0.84	1.64	1.55	(0.27)	1.88
Total from investment operations	$(0.32)		$0.98	$1.77	$1.66	$(0.17)	$1.96

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$14.51		$14.83	$14.09	$12.49	$10.96	$11.31
Total return (%) (r)(s)(t)(x)	(2.16	)(n)	6.97	14.18	15.25	(1.36)	20.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.48	0.45	0.53	0.55	0.59
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.24	0.25	0.25	0.28
Net investment income (l)	0.14	(a)	0.99	0.97	1.02	0.97	0.85
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$28,224		$26,564	$25,674	$17,207	$12,700	$10,260

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$14.71		$13.98	$12.41	$10.90	$11.25	$9.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.03	$0.02	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss) on investments	(0.33)		0.83	1.62	1.54	(0.27)	1.87
Total from investment operations	$(0.38)		$0.86	$1.64	$1.57	$(0.25)	$1.88

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.07)	$(0.06)	$(0.10)	$(0.07)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.07)	$(0.06)	$(0.10)	$(0.07)
Net asset value, end of period (x)	$14.33		$14.71	$13.98	$12.41	$10.90	$11.25
Total return (%) (r)(s)(t)(x)	(2.58	)(n)	6.16	13.26	14.42	(2.09)	20.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.23	1.20	1.28	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (loss) (l)	(0.62	)(a)	0.23	0.16	0.29	0.21	0.11
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$4,442		$4,432	$4,155	$3,369	$2,498	$2,244

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$14.55		$13.83	$12.28	$10.79	$11.16	$9.38

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.04	$0.02	$0.03	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	(0.33)		0.82	1.61	1.52	(0.28)	1.85
Total from investment operations	$(0.38)		$0.86	$1.63	$1.55	$(0.25)	$1.86

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.08)	$(0.06)	$(0.12)	$(0.08)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.08)	$(0.06)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$14.17		$14.55	$13.83	$12.28	$10.79	$11.16
Total return (%) (r)(s)(t)(x)	(2.61	)(n)	6.21	13.30	14.40	(2.14)	19.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.23	1.20	1.27	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (loss) (l)	(0.63	)(a)	0.26	0.14	0.28	0.26	0.12
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$10,388		$11,840	$10,639	$8,046	$5,663	$3,597

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$14.93		$14.18	$12.57	$11.02	$11.37	$9.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.19	$0.16	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	(0.34)		0.83	1.64	1.56	(0.27)	1.89
Total from investment operations	$(0.31)		$1.02	$1.80	$1.70	$(0.15)	$2.00

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$14.62		$14.93	$14.18	$12.57	$11.02	$11.37
Total return (%) (r)(s)(x)	(2.08	)(n)	7.24	14.38	15.61	(1.12)	21.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	(a)	0.23	0.21	0.28	0.30	0.34
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	0.38	(a)	1.30	1.20	1.27	1.19	1.11
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$9,540		$8,679	$8,344	$5,754	$4,030	$2,972

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$14.62		$13.88	$12.32	$10.81	$11.18	$9.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.04	$0.03	$0.03	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	(0.34)		0.82	1.61	1.53	(0.28)	1.85
Total from investment operations	$(0.38)		$0.86	$1.64	$1.56	$(0.25)	$1.86

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.08)	$(0.05)	$(0.12)	$(0.07)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)	$(0.05)	$(0.12)	$(0.07)
Net asset value, end of period (x)	$14.24		$14.62	$13.88	$12.32	$10.81	$11.18
Total return (%) (r)(s)(x)	(2.60	)(n)	6.18	13.32	14.44	(2.12)	19.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.22	1.20	1.28	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.03
Net investment income (loss) (l)	(0.62	)(a)	0.28	0.22	0.24	0.25	0.09
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$5,293		$5,528	$7,993	$6,368	$5,728	$5,204

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$14.73		$14.00	$12.41	$10.89	$11.24	$9.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.09	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	(0.33)		0.82	1.63	1.54	(0.27)	1.87
Total from investment operations	$(0.34)		$0.93	$1.72	$1.62	$(0.20)	$1.93

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.10)	$(0.15)	$(0.12)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.13)	$(0.10)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$14.39		$14.73	$14.00	$12.41	$10.89	$11.24
Total return (%) (r)(s)(x)	(2.31	)(n)	6.68	13.91	14.93	(1.62)	20.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.73	0.70	0.78	0.80	0.84
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.53
Net investment income (loss) (l)	(0.12	)(a)	0.76	0.67	0.74	0.71	0.63
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$63,209		$61,127	$54,916	$45,142	$45,458	$38,606

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$14.83		$14.09	$12.49	$10.96	$11.31	$9.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.12	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss) on investments	(0.34)		0.84	1.65	1.55	(0.27)	1.88
Total from investment operations	$(0.33)		$0.98	$1.77	$1.66	$(0.17)	$1.96

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$14.50		$14.83	$14.09	$12.49	$10.96	$11.31
Total return (%) (r)(s)(x)	(2.23	)(n)	6.97	14.17	15.26	(1.37)	20.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.48	0.45	0.52	0.55	0.59
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	0.12	(a)	0.98	0.91	0.95	0.94	0.86
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$37,360		$38,524	$30,202	$19,518	$10,073	$7,752

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$14.92		$14.17	$12.56	$11.01	$11.36	$9.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.19	$0.16	$0.18	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	(0.34)		0.83	1.64	1.52	(0.28)	1.88
Total from investment operations	$(0.31)		$1.02	$1.80	$1.70	$(0.15)	$1.99

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
From net realized gain on investments	—		(0.03)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$14.61		$14.92	$14.17	$12.56	$11.01	$11.36
Total return (%) (r)(s)(x)	(2.08	)(n)	7.25	14.39	15.62	(1.12)	21.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	(a)	0.24	0.20	0.24	0.30	0.35
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	0.38	(a)	1.30	1.19	1.50	1.20	1.11
Portfolio turnover	3	(n)	10	8	16	13	14
Net assets at end of period (000 omitted)	$156,303		$153,594	$109,501	$77,285	$771	$499

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class A
Net asset value, beginning of period	$13.14		$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(0.30)		0.73	1.47	1.14
Total from investment operations	$(0.29)		$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.16)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$12.85		$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	(2.21	)(n)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.22	0.25	(a)
Net investment income (l)	0.14	(a)	1.02	1.10	1.46	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$3,307		$2,811	$1,403	$208

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class B
Net asset value, beginning of period	$13.06		$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	(0.29)		0.73	1.44	1.13
Total from investment operations	$(0.33)		$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$12.73		$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	(2.53	)(n)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	(a)	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.62	)(a)	0.22	0.23	0.90	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$431		$408	$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class C
Net asset value, beginning of period	$13.04		$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.29)		0.72	1.45	1.15
Total from investment operations	$(0.33)		$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.07)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$12.71		$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	(2.53	)(n)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	(a)	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.33	0.16	0.49	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$873		$909	$421	$197

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class I
Net asset value, beginning of period	$13.16		$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.20	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.29)		0.69	1.47	1.12
Total from investment operations	$(0.27)		$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.89		$13.16	$12.56	$11.13
Total return (%) (r)(s)(x)	(2.05	)(n)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.37	(a)	1.53	1.17	2.10	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,441		$1,108	$241	$112
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R1
Net asset value, beginning of period	$13.10		$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	(0.29)		0.74	1.45	1.13
Total from investment operations	$(0.33)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)	$(0.09)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$12.77		$13.10	$12.51	$11.10
Total return (%) (r)(s)(x)	(2.52	)(n)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.19	0.15	1.10	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$146		$172	$127	$112

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R2
Net asset value, beginning of period	$13.10		$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	(0.30)		0.74	1.45	1.13
Total from investment operations	$(0.31)		$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.13)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$12.79		$13.10	$12.51	$11.11
Total return (%) (r)(s)(x)	(2.37	)(n)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.89	(a)	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.12	)(a)	0.71	0.77	1.60	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$2,327		$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R3
Net asset value, beginning of period	$13.13		$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	(0.29)		0.75	1.45	1.20
Total from investment operations	$(0.28)		$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.15)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.85		$13.13	$12.54	$11.13
Total return (%) (r)(s)(x)	(2.13	)(n)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	0.13	(a)	0.86	0.97	0.54	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$8,405		$7,566	$3,383	$1,253

	Six months ended 10/31/15 (unaudited)		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R4
Net asset value, beginning of period	$13.15		$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	(0.29)		0.71	1.46	1.21
Total from investment operations	$(0.27)		$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	—		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.88		$13.15	$12.56	$11.13
Total return (%) (r)(s)(x)	(2.05	)(n)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.38	(a)	1.34	1.22	0.46	(a)
Portfolio turnover	4	(n)	7	10	5	(n)
Net assets at end of period (000 omitted)	$49,839		$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class A	(unaudited)
Net asset value, beginning of period	$15.88		$15.17	$13.45	$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.15	$0.14	$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	(0.35)		0.89	1.76	1.66	(0.22)	2.10
Total from investment operations	$(0.34)		$1.04	$1.90	$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.18)	$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.18)	$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$15.54		$15.88	$15.17	$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	(2.14	)(n)	6.92	14.14	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.69	0.76	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.13	(a)	0.99	1.00	1.05	0.66	1.60	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$7,189		$5,730	$4,726	$1,916	$655	$1,836

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class B	(unaudited)
Net asset value, beginning of period	$15.72		$15.01	$13.32	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.04	$0.02	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.36)		0.89	1.74	1.65	(0.26)	2.13
Total from investment operations	$(0.41)		$0.93	$1.76	$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.07)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.07)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.31		$15.72	$15.01	$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	(2.61	)(n)	6.21	13.24	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.44	1.51	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.23	0.13	0.29	0.16	0.46	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$783		$828	$671	$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class C	(unaudited)
Net asset value, beginning of period	$15.63		$14.96	$13.30	$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.04	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	(0.34)		0.87	1.73	1.63	(0.27)	2.12
Total from investment operations	$(0.39)		$0.91	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.10)	$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$15.24		$15.63	$14.96	$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	(2.50	)(n)	6.13	13.25	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.44	1.51	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.28	0.18	0.30	0.24	0.52	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,590		$1,835	$1,195	$468	$267	$167

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class I	(unaudited)
Net asset value, beginning of period	$15.85		$15.14	$13.41	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.20	$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	(0.35)		0.87	1.76	1.66	(0.27)	2.12
Total from investment operations	$(0.32)		$1.07	$1.93	$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.53		$15.85	$15.14	$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	(2.02	)(n)	7.16	14.43	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.44	0.51	1.85	5.44	5.79	(n)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.37	(a)	1.31	1.20	1.21	1.33	1.55	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,093		$1,132	$840	$542	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class R1	(unaudited)
Net asset value, beginning of period	$15.64		$14.98	$13.31	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.12	$0.02	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	(0.34)		0.79	1.74	1.62	(0.26)	2.12
Total from investment operations	$(0.39)		$0.91	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.09)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.09)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.25		$15.64	$14.98	$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	(2.49	)(n)	6.14	13.24	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.42	1.51	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.77	0.16	0.38	0.21	0.58	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$273		$377	$567	$250	$182	$122

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class R2	(unaudited)
Net asset value, beginning of period	$15.73		$15.04	$13.34	$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.12	$0.10	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	(0.35)		0.87	1.75	1.63	(0.25)	2.13
Total from investment operations	$(0.36)		$0.99	$1.85	$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.15)	$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.15)	$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$15.37		$15.73	$15.04	$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	(2.29	)(n)	6.67	13.87	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.94	1.01	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.12	)(a)	0.81	0.67	0.81	0.66	1.08	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$16,108		$13,030	$6,975	$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class R3	(unaudited)
Net asset value, beginning of period	$15.80		$15.09	$13.37	$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.13	$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	(0.36)		0.90	1.77	1.65	(0.24)	2.12
Total from investment operations	$(0.35)		$1.04	$1.90	$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.18)	$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.18)	$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$15.45		$15.80	$15.09	$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	(2.22	)(n)	6.95	14.19	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.69	0.76	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.13	(a)	0.90	0.90	0.95	0.79	1.28	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$10,478		$9,089	$4,941	$2,694	$585	$144

	Six months ended 10/31/15		Years ended 4/30				Period ended 4/30/11 (c)
			2015	2014	2013	2012
Class R4	(unaudited)
Net asset value, beginning of period	$15.85		$15.13	$13.40	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.20	$0.18	$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	(0.36)		0.88	1.75	1.61	(0.25)	2.12
Total from investment operations	$(0.33)		$1.08	$1.93	$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.52		$15.85	$15.13	$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	(2.08	)(n)	7.23	14.44	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.44	0.51	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.38	(a)	1.28	1.22	1.51	1.19	1.58	(a)
Portfolio turnover	4	(n)	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$61,546		$58,759	$38,224	$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class A	(unaudited)
Net asset value, beginning of period	$13.16		$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	(0.29)		0.72	1.45	1.14
Total from investment operations	$(0.28)		$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.13)	$(0.11)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.88		$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	(2.13	)(n)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.86	(a)	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	0.12	(a)	1.10	0.97	1.74	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$1,652		$1,036	$428	$143

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class B	(unaudited)
Net asset value, beginning of period	$13.12		$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	(0.29)		0.73	1.46	1.13
Total from investment operations	$(0.33)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.03)	$(0.10)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.79		$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	(2.52	)(n)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.61	(a)	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.26	0.11	1.10	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$195		$244	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class C	(unaudited)
Net asset value, beginning of period	$13.04		$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(0.29)		0.71	1.41	1.14
Total from investment operations	$(0.33)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.09)	$(0.10)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$12.71		$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	(2.53	)(n)	6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.61	(a)	3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.63	)(a)	0.37	0.46	1.03	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$968		$1,031	$494	$129

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class I	(unaudited)
Net asset value, beginning of period	$13.20		$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.29)		0.77	1.47	1.13
Total from investment operations	$(0.27)		$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.93		$13.20	$12.57	$11.13
Total return (%) (r)(s)(x)	(2.05	)(n)	7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.61	(a)	2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.36	(a)	0.95	1.13	2.10	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$379		$391	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R1	(unaudited)
Net asset value, beginning of period	$13.14		$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	(0.29)		0.73	1.45	1.13
Total from investment operations	$(0.33)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.03)	$(0.10)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.81		$13.14	$12.51	$11.09
Total return (%) (r)(s)(x)	(2.51	)(n)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.60	(a)	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.65	)(a)	0.21	0.15	1.10	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$55		$141	$127	$112

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R2	(unaudited)
Net asset value, beginning of period	$13.14		$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	(0.29)		0.73	1.47	1.13
Total from investment operations	$(0.30)		$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.10)	$(0.10)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$12.84		$13.14	$12.53	$11.11
Total return (%) (r)(s)(x)	(2.28	)(n)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.11	(a)	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.13	)(a)	0.73	0.60	1.60	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$1,097		$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R3	(unaudited)
Net asset value, beginning of period	$13.17		$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	(0.30)		0.75	1.45	1.16
Total from investment operations	$(0.29)		$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.11)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.88		$13.17	$12.54	$11.12
Total return (%) (r)(s)(x)	(2.20	)(n)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.86	(a)	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income (l)	0.13	(a)	0.84	0.97	1.42	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$2,760		$2,353	$894	$239

	Six months ended 10/31/15		Years ended 4/30		Period ended 4/30/13 (c)
			2015	2014
Class R4	(unaudited)
Net asset value, beginning of period	$13.20		$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.18	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	(0.29)		0.72	1.45	1.14
Total from investment operations	$(0.27)		$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.93		$13.20	$12.56	$11.13
Total return (%) (r)(s)(x)	(2.05	)(n)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.61	(a)	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (l)	0.38	(a)	1.42	1.24	1.98	(a)
Portfolio turnover	11	(n)	18	20	3	(n)
Net assets at end of period (000 omitted)	$6,123		$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of October 31, 2015 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$531,734,339	$—	$—	$531,734,339

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$48,686,815	$—	$—	$48,686,815

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$352,779,400	$—	$—	$352,779,400

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$133,522,834	$—	$—	$133,522,834

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$409,806,746	$—	$—	$409,806,746

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$111,955,903	$—	$—	$111,955,903

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$314,991,998	$—	$—	$314,991,998

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$66,850,904	$—	$—	$66,850,904

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$99,068,344	$—	$—	$99,068,344

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$13,205,399	$—	$—	$13,205,399

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend

Notes to Financial Statements (unaudited) – continued

date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, each fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended October 31, 2015, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$8,137,930	$1,087,089	$6,966,115	$2,079,078	$5,947,098
Long-term capital gains	2,081,037	160,005	—	652,036	—
Total distributions	$10,218,967	$1,247,094	$6,966,115	$2,731,114	$5,947,098

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$1,388,333	$4,165,075	$737,229	$1,131,032	$104,304
Long-term capital gains	622,126	452,003	329,974	524,041	35,005
Total distributions	$2,010,459	$4,617,078	$1,067,203	$1,655,073	$139,309

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$503,621,612	$47,838,255	$315,386,146	$128,326,372	$350,502,865
Gross appreciation	$36,979,661	$1,966,516	$44,557,788	$8,549,281	$69,354,742
Gross depreciation	(8,866,934)	(1,117,956)	(7,164,534)	(3,352,819)	(10,050,861)
Net unrealized appreciation (depreciation)	$28,112,727	$848,560	$37,393,254	$5,196,462	$59,303,881

As of 4/30/15
Undistributed ordinary income	740,849	332,469	1,564,521	525,742	831,354
Undistributed long-term capital gain	3,564,662	385,127	5,055,407	1,897,271	6,204,951
Other temporary differences	(377,475)	—	—	—	—
Net unrealized appreciation (depreciation)	38,728,403	1,729,124	46,744,436	8,052,409	69,593,335

Notes to Financial Statements (unaudited) – continued

As of 10/31/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$106,577,058	$262,850,049	$63,623,902	$91,514,369	$12,804,945
Gross appreciation	$7,729,687	$57,776,909	$4,362,480	$9,195,365	$568,536
Gross depreciation	(2,350,842)	(5,634,960)	(1,135,478)	(1,641,390)	(168,082)
Net unrealized appreciation (depreciation)	$5,378,845	$52,141,949	$3,227,002	$7,553,975	$400,454

As of 4/30/15
Undistributed ordinary income	179,859	430,471	64,128	93,685	7,180
Undistributed long-term capital gain	1,955,110	6,230,348	1,119,215	1,624,262	171,015
Net unrealized appreciation (depreciation)	7,775,926	58,640,599	4,465,082	9,363,841	557,365

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Six months ended 10/31/15	Year ended 4/30/15 (i)	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$688,424	$2,412,221	$—	$30,245	$—	$924,820
Class B	35,956	227,337	—	2,409	—	84,318
Class C	289,310	1,655,515	—	12,678	—	241,849
Class I	142,857	513,721	—	2,866	—	66,327
Class R1	10,151	64,340	—	1,170	—	84,868
Class R2	119,239	439,732	—	28,052	—	1,199,856
Class R3	133,188	426,329	—	74,854	—	936,870
Class R4	552,525	1,416,269	—	835,771	—	3,427,207
Class 529A	248,857	164,601	—	—	—	—
Class 529B	5,108	4,445	—	—	—	—
Class 529C	38,542	29,256	—	—	—	—
Total	$2,264,157	$7,353,766	$—	$988,045	$—	$6,966,115

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$124,588	$—	$701,716	$—	$72,769
Class B	—	10,870	—	71,672	—	4,966
Class C	—	20,589	—	139,387	—	14,088
Class I	—	22,882	—	205,034	—	41,891
Class R1	—	1,072	—	87,895	—	1,042
Class R2	—	54,146	—	1,026,549	—	39,828
Class R3	—	165,381	—	1,040,209	—	134,120
Class R4	—	1,606,527	—	2,674,636	—	1,056,301
Total	$—	$2,006,055	$—	$5,947,098	$—	$1,365,005

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$405,665	$—	$29,583	$—	$85,379
Class B	—	29,053	—	2,308	—	4,764
Class C	—	84,465	—	5,476	—	12,842
Class I	—	154,682	—	12,052	—	17,666
Class R1	—	41,128	—	814	—	8,739
Class R2	—	701,657	—	17,244	—	131,215
Class R3	—	498,955	—	70,992	—	89,322
Class R4	—	2,124,414	—	585,458	—	774,081
Total	$—	$4,040,019	$—	$723,927	$—	$1,124,008

	MFS Lifetime 2055 Fund
	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$11,126
Class B	—	1,455
Class C	—	7,428
Class I	—	4,699
Class R1	—	750
Class R2	—	6,408
Class R3	—	18,506
Class R4	—	52,628
Total	$—	$103,000

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2025 Fund
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$831,447	$—	$8,636	$—	$47,572
Class B	—	128,697	—	970	—	6,623
Class C	—	959,062	—	4,700	—	12,381
Class I	—	144,985	—	729	—	7,956
Class R1	—	37,474	—	576	—	793
Class R2	—	187,251	—	9,152	—	25,137
Class R3	—	147,505	—	21,556	—	66,041
Class R4	—	428,780	—	212,730	—	558,556
Total	$—	$2,865,201	$—	$259,049	$—	$725,059

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$37,349	$—	$57,868	$—	$15,208
Class B	—	4,304	—	8,735	—	2,531
Class C	—	11,231	—	23,649	—	4,540
Class I	—	18,967	—	19,027	—	5,494
Class R1	—	1,053	—	14,145	—	954
Class R2	—	24,751	—	121,019	—	10,457
Class R3	—	69,536	—	71,303	—	37,204
Class R4	—	478,263	—	261,313	—	266,888
Total	$—	$645,454	$—	$577,059	$—	$343,276

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$—	$42,921	$—	$3,838
Class B	—	4,978	—	978
Class C	—	10,835	—	4,074
Class I	—	7,714	—	1,452
Class R1	—	6,737	—	627
Class R2	—	74,673	—	2,557
Class R3	—	45,193	—	6,524
Class R4	—	338,014	—	16,259
Total	$—	$531,065	$—	$36,309

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2016. After August 31, 2016, MFS, under certain conditions, may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the six months ended October 31, 2015, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$335,064	$111,468	$260,611	$154,922	$311,904

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$149,960	$288,291	$125,660	$152,350	$96,406

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$47,743	$6,987
MFS Lifetime 2015 Fund	2,183	—
MFS Lifetime 2020 Fund	11,140	—
MFS Lifetime 2025 Fund	5,547	—
MFS Lifetime 2030 Fund	16,877	—
MFS Lifetime 2035 Fund	5,302	—
MFS Lifetime 2040 Fund	9,029	—
MFS Lifetime 2045 Fund	5,939	—
MFS Lifetime 2050 Fund	6,056	—
MFS Lifetime 2055 Fund	3,411	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$155,444
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	2,259
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	57,124
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	11,816
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	54,547
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	8,033
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	34,421
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.24%	3,893
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	7,906
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	1,475

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$99,499
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	955
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	32,548
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	5,327
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	42,266
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	5,416
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	22,156
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,252
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	4,224
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,168

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$800,459
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	4,160
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	90,135
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	11,852
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	78,115
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,039
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	55,215
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,465
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,959
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	4,981

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$28,075
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	581
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	31,248
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	739
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	38,664
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	793
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	27,024
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,003
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,697
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	573

Notes to Financial Statements (unaudited) – continued

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$69,426
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	5,204
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	167,302
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	11,018
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	199,540
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	10,113
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	153,026
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	5,030
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	35,831
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	2,310

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$30,078
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	5,701
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	62,010
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	16,069
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	88,889
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	17,217
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	48,423
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	9,799
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	12,142
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	3,166

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$58,861

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$16,392

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$123,452

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Total Distribution and Service Fees	$1,381,686	$18,860	$440,367	$56,821	$502,021

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$51,611	$340,265	$26,442	$70,759	$13,673

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2015, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,061	$609	$979	$1,194	$182
Class B	3	112	—	6	—
Class C	—	1	—	43	—
Class R2	—	—	—	24	—
Class 529A	1,269	—	—	—	—
Class 529B	117	—	—	—	—
Class 529C	559	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$753	$123	$100	$3
Class B	1	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2015, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$7,647	$ —	$53	$134	$96
Class B	25,243	158	1,866	841	4,117
Class C	34,849	—	653	1,126	1,623
Class 529B	2	—	—	—	—
Class 529C	84	—	—	—	—

CDSC Imposed	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$64	$105	$40	$73	$105
Class B	2,505	3,473	653	2,055	—
Class C	169	651	15	195	63

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2016, unless MFD elects to extend the waiver. For the six months ended October 31, 2015, this waiver amounted to $18,765 and is included in the reduction of total expenses in the Statements of Operations. The program manager fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the six months ended October 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$23,544	$11,772
Class 529B	1,639	820
Class 529C	12,345	6,173
Total Program Manager Fees and Waivers	$37,528	$18,765

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying

Notes to Financial Statements (unaudited) – continued

fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2015, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2015 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0033%	0.0354%	0.0049%	0.0134%	0.0043%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0161%	0.0056%	0.0273%	0.0185%	0.1467%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2015, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$630	$58	$419	$150	$469

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$123	$357	$72	$107	$13

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On January 7, 2015, MFS purchased 10,000 shares each of Class 529A, Class 529B, and Class 529C, for an aggregate amount of $100,000 of the MFS Lifetime Income Fund.

On September 9, 2015, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class I	7,142	$85,275
MFS Lifetime Income Fund	Class R4	7,151	85,383
MFS Lifetime Income Fund	Class 529A	10,069	99,482
MFS Lifetime Income Fund	Class 529B	10,021	99,007
MFS Lifetime Income Fund	Class 529C	10,021	99,007
MFS Lifetime 2015 Fund	Class A	10,500	111,300
MFS Lifetime 2015 Fund	Class B	5,620	59,179
MFS Lifetime 2015 Fund	Class C	5,646	59,170
MFS Lifetime 2015 Fund	Class I	5,852	62,265
MFS Lifetime 2015 Fund	Class R1	5,601	59,147
MFS Lifetime 2015 Fund	Class R2	10,458	110,541
MFS Lifetime 2015 Fund	Class R3	10,492	111,215
MFS Lifetime 2015 Fund	Class R4	10,536	112,103
MFS Lifetime 2025 Fund	Class A	10,496	122,383
MFS Lifetime 2025 Fund	Class B	6,071	70,120
MFS Lifetime 2025 Fund	Class C	10,399	119,692
MFS Lifetime 2025 Fund	Class I	10,528	123,178
MFS Lifetime 2025 Fund	Class R1	6,042	70,148
MFS Lifetime 2025 Fund	Class R2	10,447	121,499

Notes to Financial Statements (unaudited) – continued

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	Class R3	10,486	$122,267
MFS Lifetime 2025 Fund	Class R4	10,528	123,178
MFS Lifetime 2030 Fund	Class I	6,354	87,939
MFS Lifetime 2035 Fund	Class A	10,465	127,778
MFS Lifetime 2035 Fund	Class B	6,256	75,760
MFS Lifetime 2035 Fund	Class C	10,379	125,171
MFS Lifetime 2035 Fund	Class I	10,499	128,718
MFS Lifetime 2035 Fund	Class R1	6,229	75,682
MFS Lifetime 2035 Fund	Class R2	10,423	126,952
MFS Lifetime 2035 Fund	Class R3	10,458	127,901
MFS Lifetime 2035 Fund	Class R4	10,499	128,718
MFS Lifetime 2040 Fund	Class I	6,281	88,185
MFS Lifetime 2045 Fund	Class A	10,451	129,070
MFS Lifetime 2045 Fund	Class B	6,268	76,720
MFS Lifetime 2045 Fund	Class C	6,281	76,754
MFS Lifetime 2045 Fund	Class I	10,483	129,780
MFS Lifetime 2045 Fund	Class R1	6,253	76,724
MFS Lifetime 2045 Fund	Class R2	10,405	127,877
MFS Lifetime 2045 Fund	Class R3	10,442	128,854
MFS Lifetime 2045 Fund	Class R4	10,483	129,675
MFS Lifetime 2050 Fund	Class B	7,103	104,627
MFS Lifetime 2050 Fund	Class C	10,508	153,942
MFS Lifetime 2050 Fund	Class I	10,855	161,848
MFS Lifetime 2050 Fund	Class R1	7,137	104,628
MFS Lifetime 2050 Fund	Class R4	10,855	161,740
MFS Lifetime 2055 Fund	Class A	6,434	79,653
MFS Lifetime 2055 Fund	Class B	6,252	76,900
MFS Lifetime 2055 Fund	Class C	6,291	76,939
MFS Lifetime 2055 Fund	Class I	6,482	80,506
MFS Lifetime 2055 Fund	Class R1	6,244	76,926
MFS Lifetime 2055 Fund	Class R2	6,374	78,719
MFS Lifetime 2055 Fund	Class R3	10,420	129,000
MFS Lifetime 2055 Fund	Class R4	10,458	129,888

At October 31, 2015, MFS held approximately 69%, 52%, 51%, and 93% of the outstanding shares of Class R1 of the MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, and MFS Lifetime 2055 Fund, respectively.

(4)	Portfolio Securities

For the six months ended October 31, 2015, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$19,851,636	$3,911,979	$14,406,991	$14,259,707	$23,996,110
Sales	$31,125,006	$6,610,723	$20,038,211	$7,795,078	$13,010,163

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$12,461,825	$21,349,843	$8,809,327	$13,961,236	$3,706,281
Sales	$4,412,817	$10,238,104	$2,798,531	$3,771,087	$1,299,835

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Six months ended 10/31/15		Year ended 4/30/15 (i)		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,032,454	$12,490,152	2,560,098	$31,314,972	31,137	$335,441	64,446	$700,968
Class B	50,904	615,404	156,769	1,919,353	11,406	121,334	4,880	52,993
Class C	1,705,018	20,670,541	4,750,235	55,965,142	12,980	138,402	61,374	662,689
Class I	450,120	5,429,804	1,022,870	12,568,470	29,518	318,585	4,440	48,345
Class R1	30,752	374,687	76,602	941,001	1,933	20,881	448	4,809
Class R2	296,543	3,599,343	630,969	7,723,536	69,413	739,595	55,615	603,308
Class R3	138,896	1,684,577	910,050	11,146,628	46,056	495,636	263,767	2,851,511
Class R4	1,047,368	12,812,499	4,645,701	56,951,727	234,188	2,519,430	929,866	10,109,790
Class 529A	1,566,730	15,664,608	5,370,812	54,044,580	—	—	—	—
Class 529B	135,489	1,354,791	407,543	4,098,592	—	—	—	—
Class 529C	900,107	9,009,311	2,720,288	27,377,208	—	—	—	—
	7,354,381	$83,705,717	23,071,937	$264,051,209	436,631	$4,689,304	1,384,836	$15,034,413

Shares issued in connection with acquisition of MFS Lifetime 2010 Fund
Class A			1,719,950	$21,206,984
Class B			255,666	3,152,365
Class C			639,108	7,873,816
Class I			41,771	515,034
Class R1			389,060	4,801,004
Class R2			1,984,019	24,462,958
Class R3			495,250	6,106,433
Class R4			128,658	1,586,352
			5,653,482	$69,704,946

Shares issued to shareholders in reinvestment of distributions
Class A	54,944	$664,472	255,867	$3,125,068	—	$—	3,128	$33,470
Class B	2,878	34,805	28,207	344,019	—	—	316	3,378
Class C	23,137	279,611	205,687	2,507,439	—	—	1,298	13,793
Class I	7,489	90,678	36,975	452,040	—	—	336	3,595
Class R1	838	10,142	8,341	101,795	—	—	163	1,746
Class R2	9,405	113,728	48,832	596,114	—	—	3,359	35,877
Class R3	10,996	133,022	46,946	573,463	—	—	9,010	96,410
Class R4	45,688	552,484	150,919	1,844,229	—	—	97,808	1,048,501
Class 529A	24,538	245,572	16,053	162,797	—	—	—	—
Class 529B	502	5,023	430	4,359	—	—	—	—
Class 529C	3,809	38,095	2,851	28,893	—	—	—	—
	184,224	$2,167,632	801,108	$9,740,216	—	$—	115,418	$1,236,770

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Six months ended 10/31/15		Year ended 4/30/15 (i)		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,125,670)	$(13,644,597)	(3,174,530)	$(38,881,622)	(19,998)	$(213,676)	(50,460)	$(546,878)
Class B	(160,161)	(1,937,259)	(284,085)	(3,481,139)	(6,104)	(64,296)	(354)	(3,814)
Class C	(2,097,562)	(25,393,233)	(2,851,820)	(34,908,771)	(35,551)	(374,877)	(19,687)	(210,936)
Class I	(1,042,924)	(12,780,417)	(870,541)	(10,648,387)	(8,105)	(86,266)	(7,996)	(87,239)
Class R1	(30,093)	(365,695)	(213,194)	(2,610,421)	(5,878)	(62,123)	—	—
Class R2	(332,378)	(4,041,478)	(961,512)	(11,751,154)	(35,313)	(378,436)	(26,568)	(287,933)
Class R3	(368,597)	(4,478,897)	(562,088)	(6,884,458)	(72,827)	(782,627)	(164,841)	(1,796,504)
Class R4	(530,817)	(6,424,138)	(1,522,457)	(18,637,544)	(496,786)	(5,366,216)	(756,873)	(8,212,487)
Class 529A	(1,547,139)	(15,491,440)	(669,797)	(6,802,777)	—	—	—	—
Class 529B	(147,753)	(1,479,426)	(71,099)	(721,637)	—	—	—	—
Class 529C	(747,585)	(7,480,282)	(365,609)	(3,718,399)	—	—	—	—
	(8,130,679)	$(93,516,862)	(11,546,732)	$(139,046,309)	(680,562)	$(7,328,517)	(1,026,779)	$(11,145,791)

Net change
Class A	(38,272)	$(489,973)	1,361,385	$16,765,402	11,139	$121,765	17,114	$187,560
Class B	(106,379)	(1,287,050)	156,557	1,934,598	5,302	57,038	4,842	52,557
Class C	(369,407)	(4,443,081)	2,563,210	31,437,626	(22,571)	(236,475)	42,985	465,546
Class I	(585,315)	(7,259,935)	231,075	2,887,157	21,413	232,319	(3,220)	(35,299)
Class R1	1,497	19,134	260,809	3,233,379	(3,945)	(41,242)	611	6,555
Class R2	(26,430)	(328,407)	1,702,308	21,031,454	34,100	361,159	32,406	351,252
Class R3	(218,705)	(2,661,298)	890,158	10,942,066	(26,771)	(286,991)	107,936	1,151,417
Class R4	562,239	6,940,845	3,402,821	41,744,764	(262,598)	(2,846,786)	270,801	2,945,804
Class 529A	44,129	418,740	4,717,068	47,404,600	—	—	—	—
Class 529B	(11,762)	(119,612)	336,874	3,381,314	—	—	—	—
Class 529C	156,331	1,567,124	2,357,530	23,687,702	—	—	—	—
	(592,074)	$(7,643,513)	17,979,795	$204,450,062	(243,931)	$(2,639,213)	473,475	$5,125,392

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	309,321	$4,134,146	927,929	$12,390,118	193,237	$2,321,150	404,082	$4,854,668
Class B	32,039	423,295	65,950	873,467	15,383	181,706	37,297	445,447
Class C	81,123	1,059,630	234,382	3,074,288	47,085	557,698	89,519	1,065,604
Class I	74,523	997,862	395,730	5,375,877	175,019	2,095,954	118,450	1,438,488
Class R1	38,125	505,801	103,072	1,367,918	1,154	14,125	3,057	36,396
Class R2	713,448	9,445,934	1,356,194	18,051,905	88,639	1,046,805	83,836	1,007,650
Class R3	351,344	4,692,737	1,607,372	21,448,616	170,812	2,059,523	510,277	6,106,267
Class R4	1,123,032	15,133,836	3,271,257	44,040,959	762,604	9,179,876	3,061,318	36,810,468
	2,722,955	$36,393,241	7,961,886	$106,623,148	1,453,933	$17,456,837	4,307,836	$51,764,988

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	65,551	$869,205	—	$—	14,102	$168,094
Class B	—	—	6,276	82,785	—	—	1,474	17,493
Class C	—	—	13,642	177,895	—	—	2,499	29,567
Class I	—	—	4,755	63,379	—	—	2,585	30,837
Class R1	—	—	6,434	84,868	—	—	156	1,865
Class R2	—	—	86,166	1,136,542	—	—	6,396	76,108
Class R3	—	—	70,600	936,870	—	—	19,415	231,423
Class R4	—	—	257,491	3,427,183	—	—	181,330	2,165,083
	—	$—	510,915	$6,778,727	—	$—	227,957	$2,720,470

Shares reacquired
Class A	(299,190)	$(3,989,465)	(1,832,780)	$(24,599,591)	(81,303)	$(975,463)	(54,761)	$(659,780)
Class B	(33,537)	(445,526)	(119,814)	(1,590,531)	(11,534)	(135,086)	(17,546)	(210,635)
Class C	(158,585)	(2,061,219)	(291,149)	(3,826,761)	(22,955)	(269,241)	(26,215)	(310,566)
Class I	(307,305)	(4,189,901)	(82,988)	(1,123,440)	(37,440)	(447,583)	(3,915)	(47,088)
Class R1	(65,751)	(867,598)	(209,400)	(2,781,048)	(6,381)	(74,302)	(2)	(22)
Class R2	(769,033)	(10,198,468)	(1,800,816)	(23,871,509)	(35,047)	(413,476)	(67,433)	(806,219)
Class R3	(560,494)	(7,492,005)	(1,230,227)	(16,476,891)	(136,664)	(1,627,443)	(237,524)	(2,873,053)
Class R4	(922,604)	(12,354,341)	(2,926,416)	(39,299,820)	(577,572)	(6,957,137)	(812,551)	(9,775,551)
	(3,116,499)	$(41,598,523)	(8,493,590)	$(113,569,591)	(908,896)	$(10,899,731)	(1,219,947)	$(14,682,914)

Net change
Class A	10,131	$144,681	(839,300)	$(11,340,268)	111,934	$1,345,687	363,423	$4,362,982
Class B	(1,498)	(22,231)	(47,588)	(634,279)	3,849	46,620	21,225	252,305
Class C	(77,462)	(1,001,589)	(43,125)	(574,578)	24,130	288,457	65,803	784,605
Class I	(232,782)	(3,192,039)	317,497	4,315,816	137,579	1,648,371	117,120	1,422,237
Class R1	(27,626)	(361,797)	(99,894)	(1,328,262)	(5,227)	(60,177)	3,211	38,239
Class R2	(55,585)	(752,534)	(358,456)	(4,683,062)	53,592	633,329	22,799	277,539
Class R3	(209,150)	(2,799,268)	447,745	5,908,595	34,148	432,080	292,168	3,464,637
Class R4	200,428	2,779,495	602,332	8,168,322	185,032	2,222,739	2,430,097	29,200,000
	(393,544)	$(5,205,282)	(20,789)	$(167,716)	545,037	$6,557,106	3,315,846	$39,802,544

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	333,560	$4,764,928	931,686	$13,263,124	112,973	$1,438,305	234,706	$2,992,836
Class B	47,080	666,822	75,756	1,063,598	26,495	339,928	44,347	557,116
Class C	127,871	1,798,530	315,558	4,416,461	30,350	382,434	84,883	1,071,222
Class I	49,015	701,131	311,368	4,475,189	23,953	308,765	161,401	2,038,834
Class R1	60,188	854,934	157,628	2,208,599	768	9,914	3,632	45,853
Class R2	853,199	12,084,966	1,703,855	24,010,093	94,439	1,200,883	96,267	1,219,921
Class R3	626,250	8,880,582	1,668,805	23,613,250	241,143	3,110,140	624,943	7,910,107
Class R4	1,131,924	16,263,396	4,232,669	60,505,004	642,324	8,201,866	2,681,910	34,106,742
	3,229,087	$46,015,289	9,397,325	$133,555,318	1,172,445	$14,992,235	3,932,089	$49,942,631

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	45,837	$649,048	—	$—	8,655	$109,049
Class B	—	—	5,008	70,208	—	—	738	9,270
Class C	—	—	8,008	111,709	—	—	1,666	20,846
Class I	—	—	14,351	204,221	—	—	4,819	60,858
Class R1	—	—	6,260	87,895	—	—	166	2,095
Class R2	—	—	69,810	981,531	—	—	5,045	63,519
Class R3	—	—	73,565	1,040,209	—	—	16,138	203,656
Class R4	—	—	188,222	2,674,636	—	—	121,502	1,534,564
	—	$—	411,061	$5,819,457	—	$—	158,729	$2,003,857

Shares reacquired
Class A	(189,753)	$(2,676,874)	(901,891)	$(12,894,217)	(83,235)	$(1,069,310)	(35,172)	$(448,064)
Class B	(39,811)	(556,777)	(79,325)	(1,115,358)	(12,561)	(155,887)	(4,008)	(50,599)
Class C	(91,687)	(1,291,851)	(246,652)	(3,455,001)	(18,169)	(224,292)	(6,989)	(87,620)
Class I	(42,255)	(611,219)	(105,619)	(1,523,730)	(19,260)	(240,743)	(10,336)	(129,685)
Class R1	(110,059)	(1,550,285)	(383,086)	(5,338,415)	(6,647)	(81,156)	(42)	(537)
Class R2	(697,500)	(9,879,569)	(1,561,435)	(21,910,456)	(50,897)	(633,392)	(30,091)	(383,014)
Class R3	(593,140)	(8,489,507)	(978,832)	(13,884,450)	(50,554)	(641,551)	(188,856)	(2,406,131)
Class R4	(662,897)	(9,515,825)	(2,134,944)	(30,408,142)	(298,123)	(3,810,052)	(550,006)	(6,964,666)
	(2,427,102)	$(34,571,907)	(6,391,784)	$(90,529,769)	(539,446)	$(6,856,383)	(825,500)	$(10,470,316)

Net change
Class A	143,807	$2,088,054	75,632	$1,017,955	29,738	$368,995	208,189	$2,653,821
Class B	7,269	110,045	1,439	18,448	13,934	184,041	41,077	515,787
Class C	36,184	506,679	76,914	1,073,169	12,181	158,142	79,560	1,004,448
Class I	6,760	89,912	220,100	3,155,680	4,693	68,022	155,884	1,970,007
Class R1	(49,871)	(695,351)	(219,198)	(3,041,921)	(5,879)	(71,242)	3,756	47,411
Class R2	155,699	2,205,397	212,230	3,081,168	43,542	567,491	71,221	900,426
Class R3	33,110	391,075	763,538	10,769,009	190,589	2,468,589	452,225	5,707,632
Class R4	469,027	6,747,571	2,285,947	32,771,498	344,201	4,391,814	2,253,406	28,676,640
	801,985	$11,443,382	3,416,602	$48,845,006	632,999	$8,135,852	3,265,318	$41,476,172

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	252,282	$3,683,431	583,250	$8,414,065	78,833	$1,023,236	119,960	$1,545,769
Class B	23,119	335,187	50,882	729,309	10,377	134,756	5,948	76,332
Class C	102,995	1,476,137	225,672	3,189,270	19,955	256,776	39,578	505,854
Class I	113,414	1,682,744	144,525	2,088,956	47,484	611,232	76,535	974,570
Class R1	44,386	635,596	137,610	1,957,577	5,325	69,889	3,026	38,714
Class R2	830,871	11,961,767	1,512,759	21,670,755	70,195	894,369	82,677	1,055,100
Class R3	480,657	7,023,289	1,219,616	17,510,820	135,991	1,753,651	422,963	5,375,445
Class R4	1,173,687	17,232,415	4,192,848	60,948,116	462,261	5,978,349	1,810,885	23,183,716
	3,021,411	$44,030,566	8,067,162	$116,508,868	830,421	$10,722,258	2,561,572	$32,755,500

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	29,699	$427,966	—	$—	3,426	$43,713
Class B	—	—	2,548	36,492	—	—	371	4,720
Class C	—	—	4,925	69,733	—	—	594	7,544
Class I	—	—	11,883	172,192	—	—	1,374	17,546
Class R1	—	—	3,884	55,273	—	—	139	1,768
Class R2	—	—	54,587	781,672	—	—	2,123	27,021
Class R3	—	—	39,601	570,258	—	—	8,479	108,196
Class R4	—	—	164,760	2,385,727	—	—	66,746	852,346
	—	$—	311,887	$4,499,313	—	$—	83,252	$1,062,854

Shares reacquired
Class A	(97,653)	$(1,408,932)	(643,773)	$(9,394,745)	(35,519)	$(455,697)	(21,205)	$(273,114)
Class B	(14,530)	(210,189)	(49,320)	(705,984)	(7,777)	(96,438)	(1,159)	(15,129)
Class C	(184,013)	(2,645,622)	(185,828)	(2,622,868)	(20,992)	(268,425)	(4,127)	(51,817)
Class I	(42,197)	(596,763)	(163,415)	(2,357,619)	(19,883)	(247,281)	(12,887)	(163,524)
Class R1	(50,861)	(734,430)	(339,213)	(4,816,117)	(7,040)	(87,203)	(161)	(2,099)
Class R2	(587,595)	(8,514,273)	(1,340,472)	(19,137,651)	(23,342)	(291,007)	(20,601)	(261,610)
Class R3	(502,796)	(7,215,054)	(804,710)	(11,610,248)	(57,856)	(749,074)	(125,111)	(1,608,305)
Class R4	(770,149)	(11,284,286)	(1,790,053)	(25,916,992)	(190,324)	(2,449,392)	(276,732)	(3,555,113)
	(2,249,794)	$(32,609,549)	(5,316,784)	$(76,562,224)	(362,733)	$(4,644,517)	(461,983)	$(5,930,711)

Net change
Class A	154,629	$2,274,499	(30,824)	$(552,714)	43,314	$567,539	102,181	$1,316,368
Class B	8,589	124,998	4,110	59,817	2,600	38,318	5,160	65,923
Class C	(81,018)	(1,169,485)	44,769	636,135	(1,037)	(11,649)	36,045	461,581
Class I	71,217	1,085,981	(7,007)	(96,471)	27,601	363,951	65,022	828,592
Class R1	(6,475)	(98,834)	(197,719)	(2,803,267)	(1,715)	(17,314)	3,004	38,383
Class R2	243,276	3,447,494	226,874	3,314,776	46,853	603,362	64,199	820,511
Class R3	(22,139)	(191,765)	454,507	6,470,830	78,135	1,004,577	306,331	3,875,336
Class R4	403,538	5,948,129	2,567,555	37,416,851	271,937	3,528,957	1,600,899	20,480,949
	771,617	$11,421,017	3,062,265	$44,445,957	467,688	$6,077,741	2,182,841	$27,887,643

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	128,495	$1,980,979	231,058	$3,586,661	66,873	$854,566	49,093	$631,060
Class B	9,913	153,502	12,589	194,967	2,914	36,208	6,600	85,030
Class C	23,754	366,159	47,804	732,195	13,377	169,696	41,449	528,479
Class I	20,715	326,225	24,271	375,474	15,971	207,671	12,545	161,510
Class R1	4,686	72,282	33,826	517,923	279	3,596	535	6,885
Class R2	327,477	5,043,389	560,957	8,642,068	38,908	499,032	44,196	566,543
Class R3	172,667	2,672,779	409,522	6,256,662	69,416	895,037	144,688	1,844,790
Class R4	827,139	12,879,153	1,930,848	29,838,718	124,954	1,621,304	310,429	3,992,604
	1,514,846	$23,494,468	3,250,875	$50,144,668	332,692	$4,287,110	609,535	$7,816,901

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six months ended 10/31/15		Year ended 4/30/15		Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,208	$126,645	—	$—	1,170	$14,964
Class B	—	—	633	9,683	—	—	190	2,433
Class C	—	—	1,277	19,452	—	—	679	8,625
Class I	—	—	1,649	25,380	—	—	480	6,151
Class R1	—	—	1,015	15,476	—	—	108	1,377
Class R2	—	—	13,094	200,213	—	—	688	8,798
Class R3	—	—	8,763	134,515	—	—	1,957	25,030
Class R4	—	—	72,308	1,112,095	—	—	5,378	68,887
	—	$—	106,947	$1,643,459	—	$—	10,650	$136,265

Shares reacquired
Class A	(26,578)	$(412,648)	(190,046)	$(2,971,630)	(17,309)	$(221,619)	(5,697)	$(73,059)
Class B	(11,482)	(170,306)	(5,203)	(80,881)	(6,254)	(76,925)	(39)	(497)
Class C	(36,786)	(557,037)	(11,569)	(175,936)	(16,341)	(206,762)	(2,671)	(34,208)
Class I	(21,713)	(326,246)	(10,069)	(157,842)	(16,310)	(205,406)	(21,354)	(262,034)
Class R1	(10,868)	(162,998)	(48,577)	(736,552)	(6,729)	(83,417)	(28)	(356)
Class R2	(107,622)	(1,664,211)	(209,548)	(3,216,382)	(12,321)	(156,168)	(6,792)	(86,011)
Class R3	(69,943)	(1,079,304)	(170,429)	(2,633,559)	(33,912)	(434,031)	(39,236)	(508,782)
Class R4	(569,630)	(8,849,160)	(821,641)	(12,717,497)	(34,545)	(438,979)	(56,891)	(733,016)
	(854,622)	$(13,221,910)	(1,467,082)	$(22,690,279)	(143,721)	$(1,823,307)	(132,708)	$(1,697,963)

Net change
Class A	101,917	$1,568,331	49,220	$741,676	49,564	$632,947	44,566	$572,965
Class B	(1,569)	(16,804)	8,019	123,769	(3,340)	(40,717)	6,751	86,966
Class C	(13,032)	(190,878)	37,512	575,711	(2,964)	(37,066)	39,457	502,896
Class I	(998)	(21)	15,851	243,012	(339)	2,265	(8,329)	(94,373)
Class R1	(6,182)	(90,716)	(13,736)	(203,153)	(6,450)	(79,821)	615	7,906
Class R2	219,855	3,379,178	364,503	5,625,899	26,587	342,864	38,092	489,330
Class R3	102,724	1,593,475	247,856	3,757,618	35,504	461,006	107,409	1,361,038
Class R4	257,509	4,029,993	1,181,515	18,233,316	90,409	1,182,325	258,916	3,328,475
	660,224	$10,272,558	1,890,740	$29,097,848	188,971	$2,463,803	487,477	$6,255,203

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2015, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$917	$82	$571	$213	$647
Interest Expense	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$178	$497	$103	$145	$18
Interest Expense	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Income Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,148,747	36,688	(46,087)	1,139,348
MFS Commodity Strategy Fund	798,738	115,365	(33,414)	880,689
MFS Emerging Markets Debt Fund	738,664	34,860	(23,926)	749,598
MFS Emerging Markets Debt Local Currency Fund	712,954	101,626	(15,899)	798,681
MFS Global Bond Fund	3,163,368	99,530	(153,163)	3,109,735
MFS Global Real Estate Fund	335,202	27,010	(25,612)	336,600
MFS Government Securities Fund	5,403,905	148,127	(297,378)	5,254,654
MFS Growth Fund	293,971	20,415	(32,194)	282,192
MFS High Income Fund	4,674,326	273,387	(159,195)	4,788,518
MFS Inflation-Adjusted Bond Fund	5,216,982	162,667	(211,192)	5,168,457
MFS Institutional Money Market Portfolio	459,319	22,977,214	(22,948,105)	488,428
MFS International Growth Fund	193,896	20,077	(14,871)	199,102
MFS International Value Fund	150,944	11,169	(11,833)	150,280
MFS Limited Maturity Fund	18,325,377	432,437	(1,009,423)	17,748,391
MFS Mid Cap Growth Fund	1,072,685	85,555	(100,334)	1,057,906
MFS Mid Cap Value Fund	775,586	58,527	(51,316)	782,797
MFS New Discovery Fund	204,722	28,748	(18,792)	214,678
MFS New Discovery Value Fund	411,255	27,994	(21,855)	417,394
MFS Research Fund	557,139	37,781	(45,017)	549,903
MFS Research International Fund	926,737	115,481	(69,572)	972,646
MFS Total Return Bond Fund	10,034,020	345,470	(472,192)	9,907,298
MFS Value Fund	621,456	42,399	(49,139)	614,716

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(30,619)	$—	$49,228	$10,595,940
MFS Commodity Strategy Fund	(90,249)	—	—	5,231,292
MFS Emerging Markets Debt Fund	(20,910)	—	259,868	10,629,297
MFS Emerging Markets Debt Local Currency Fund	(12,284)	—	144,331	5,287,269
MFS Global Bond Fund	(307,766)	—	244,115	26,339,453
MFS Global Real Estate Fund	(10,219)	53,614	26,201	5,308,185
MFS Government Securities Fund	(123,359)	—	646,326	52,914,362
MFS Growth Fund	127,912	47,391	—	21,618,746
MFS High Income Fund	(30,225)	—	465,909	15,993,650
MFS Inflation-Adjusted Bond Fund	(208,288)	—	154,778	52,821,630
MFS Institutional Money Market Portfolio	—	—	479	488,428
MFS International Growth Fund	11,334	—	—	5,365,797
MFS International Value Fund	20,016	—	—	5,351,458
MFS Limited Maturity Fund	(161,742)	—	716,563	105,957,896
MFS Mid Cap Growth Fund	93,576	—	—	16,207,116
MFS Mid Cap Value Fund	29,781	—	—	16,008,200
MFS New Discovery Fund	14,971	—	—	5,343,341
MFS New Discovery Value Fund	12,391	—	—	5,313,428
MFS Research Fund	58,054	—	—	21,501,196
MFS Research International Fund	35,919	—	—	15,922,209
MFS Total Return Bond Fund	(107,588)	—	1,731,360	106,008,090
MFS Value Fund	26,627	—	207,853	21,527,356
	$(672,669)	$101,005	$4,647,011	$531,734,339

Notes to Financial Statements (unaudited) – continued

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	108,428	7,121	(11,737)	103,812
MFS Commodity Strategy Fund	76,123	14,955	(11,168)	79,910
MFS Emerging Markets Debt Fund	72,934	4,463	(8,986)	68,411
MFS Emerging Markets Debt Local Currency Fund	73,733	10,123	(11,478)	72,378
MFS Global Bond Fund	299,144	23,649	(40,199)	282,594
MFS Global Real Estate Fund	31,738	4,317	(5,196)	30,859
MFS Government Securities Fund	509,685	32,044	(63,202)	478,527
MFS Growth Fund	29,016	2,679	(5,449)	26,246
MFS High Income Fund	467,389	33,353	(62,923)	437,819
MFS Inflation-Adjusted Bond Fund	491,306	35,493	(56,533)	470,266
MFS Institutional Money Market Portfolio	132,138	6,344,325	(6,339,269)	137,194
MFS International Growth Fund	19,985	2,573	(4,222)	18,336
MFS International Value Fund	15,550	1,451	(3,198)	13,803
MFS Limited Maturity Fund	1,654,434	122,467	(159,731)	1,617,170
MFS Mid Cap Growth Fund	104,421	9,769	(16,266)	97,924
MFS Mid Cap Value Fund	75,463	6,851	(10,388)	71,926
MFS New Discovery Fund	19,376	3,371	(3,146)	19,601
MFS New Discovery Value Fund	38,914	4,347	(5,031)	38,230
MFS Research Fund	54,995	5,391	(9,556)	50,830
MFS Research International Fund	90,385	16,281	(17,635)	89,031
MFS Total Return Bond Fund	925,780	74,107	(97,926)	901,961
MFS Value Fund	61,323	7,011	(11,210)	57,124

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,654)	$—	$4,502	$965,455
MFS Commodity Strategy Fund	(28,756)	—	—	474,666
MFS Emerging Markets Debt Fund	(13,841)	—	24,345	970,067
MFS Emerging Markets Debt Local Currency Fund	(10,427)	—	13,960	479,140
MFS Global Bond Fund	(71,448)	—	22,434	2,393,569
MFS Global Real Estate Fund	(1,625)	4,862	2,376	486,639
MFS Government Securities Fund	(18,348)	—	59,328	4,818,768
MFS Growth Fund	39,667	4,461	—	2,010,740
MFS High Income Fund	(8,770)	—	43,911	1,462,315
MFS Inflation-Adjusted Bond Fund	(56,148)	—	14,160	4,806,117
MFS Institutional Money Market Portfolio	—	—	78	137,194
MFS International Growth Fund	4,479	—	—	494,164
MFS International Value Fund	8,652	—	—	491,517
MFS Limited Maturity Fund	(18,369)	—	64,523	9,654,508
MFS Mid Cap Growth Fund	18,107	—	—	1,500,192
MFS Mid Cap Value Fund	6,381	—	—	1,470,877
MFS New Discovery Fund	903	—	—	487,857
MFS New Discovery Value Fund	882	—	—	486,663
MFS Research Fund	17,330	—	—	1,987,463
MFS Research International Fund	4,543	—	—	1,457,442
MFS Total Return Bond Fund	(26,235)	—	157,474	9,650,983
MFS Value Fund	15,764	—	19,626	2,000,479
	$(140,913)	$9,323	$426,717	$48,686,815

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	726,200	40,274	(13,729)	752,745
MFS Commodity Strategy Fund	632,482	35,529	(86,236)	581,775
MFS Emerging Markets Debt Fund	736,486	31,849	(26,027)	742,308
MFS Emerging Markets Debt Local Currency Fund	952,304	118,913	(15,079)	1,056,138

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Bond Fund	2,093,779	83,973	(121,558)	2,056,194
MFS Global Real Estate Fund	242,441	8,975	(27,667)	223,749
MFS Government Securities Fund	3,566,820	130,058	(220,581)	3,476,297
MFS Growth Fund	302,401	7,150	(28,013)	281,538
MFS High Income Fund	5,162,004	273,441	(168,157)	5,267,288
MFS Inflation-Adjusted Bond Fund	3,352,589	165,765	(103,126)	3,415,228
MFS Institutional Money Market Portfolio	115,762	15,853,835	(15,845,171)	124,426
MFS International Growth Fund	271,415	14,377	(21,712)	264,080
MFS International New Discovery Fund	11,449	—	(11,323)	126
MFS International Value Fund	210,802	7,339	(18,976)	199,165
MFS Limited Maturity Fund	5,494,568	500,922	(91,162)	5,904,328
MFS Mid Cap Growth Fund	1,017,858	18,132	(100,683)	935,307
MFS Mid Cap Value Fund	733,189	12,742	(53,493)	692,438
MFS New Discovery Fund	143,479	8,873	(12,051)	140,301
MFS New Discovery Value Fund	285,957	7,876	(16,998)	276,835
MFS Research Fund	572,063	14,272	(38,425)	547,910
MFS Research International Fund	865,645	49,870	(57,340)	858,175
MFS Total Return Bond Fund	4,757,242	328,003	(157,064)	4,928,181
MFS Value Fund	636,848	27,161	(50,215)	613,794

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(10,515)	$—	$32,174	$7,000,523
MFS Commodity Strategy Fund	(256,083)	—	—	3,455,745
MFS Emerging Markets Debt Fund	(45,861)	—	259,243	10,525,928
MFS Emerging Markets Debt Local Currency Fund	(17,409)	—	192,577	6,991,631
MFS Global Bond Fund	(236,095)	—	162,379	17,415,959
MFS Global Real Estate Fund	23,581	37,004	18,084	3,528,521
MFS Government Securities Fund	(72,839)	—	429,725	35,006,306
MFS Growth Fund	423,587	48,656	—	21,568,609
MFS High Income Fund	(32,193)	—	516,846	17,592,741
MFS Inflation-Adjusted Bond Fund	(110,218)	—	102,240	34,903,628
MFS Institutional Money Market Portfolio	—	—	140	124,426
MFS International Growth Fund	34,241	—	—	7,116,950
MFS International New Discovery Fund	183,146	—	—	3,658
MFS International Value Fund	99,389	—	—	7,092,275
MFS Limited Maturity Fund	(13,445)	—	228,264	35,248,841
MFS Mid Cap Growth Fund	507,514	—	—	14,328,900
MFS Mid Cap Value Fund	214,699	—	—	14,160,364
MFS New Discovery Fund	30,652	—	—	3,492,091
MFS New Discovery Value Fund	18,948	—	—	3,524,111
MFS Research Fund	67,599	—	—	21,423,272
MFS Research International Fund	84,670	—	—	14,048,317
MFS Total Return Bond Fund	(50,153)	—	846,373	52,731,533
MFS Value Fund	99,120	—	212,149	21,495,071
	$942,335	$85,660	$3,000,194	$352,779,400

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	135,448	17,605	(8,717)	144,336
MFS Commodity Strategy Fund	587,168	129,360	(57,313)	659,215
MFS Emerging Markets Debt Fund	261,593	34,907	(15,192)	281,308
MFS Emerging Markets Debt Local Currency Fund	338,504	73,992	(12,191)	400,305
MFS Emerging Markets Equity Fund	3,962	—	(3,931)	31
MFS Global Bond Fund	709,122	112,340	(40,601)	780,861

Notes to Financial Statements (unaudited) – continued

	Lifetime 2025 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Real Estate Fund	165,268	16,432	(14,684)	167,016
MFS Government Securities Fund	1,164,875	208,220	(55,882)	1,317,213
MFS Growth Fund	143,594	8,450	(11,479)	140,565
MFS High Income Fund	1,839,457	271,867	(112,622)	1,998,702
MFS Inflation-Adjusted Bond Fund	839,670	128,411	(56,383)	911,698
MFS Institutional Money Market Portfolio	175,511	13,386,410	(13,434,237)	127,684
MFS International Growth Fund	145,048	15,406	(11,798)	148,656
MFS International New Discovery Fund	47,164	2,536	(4,443)	45,257
MFS International Value Fund	112,982	8,484	(9,231)	112,235
MFS Limited Maturity Fund	—	26,720	—	26,720
MFS Mid Cap Growth Fund	607,984	40,775	(34,257)	614,502
MFS Mid Cap Value Fund	438,148	32,370	(16,804)	453,714
MFS New Discovery Fund	75,263	10,662	(5,612)	80,313
MFS New Discovery Value Fund	150,109	12,719	(7,006)	155,822
MFS Research Fund	262,869	21,435	(10,557)	273,747
MFS Research International Fund	443,086	67,782	(27,224)	483,644
MFS Total Return Bond Fund	896,169	153,985	(47,103)	1,003,051
MFS Value Fund	302,805	22,132	(18,964)	305,973

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,327)	$—	$6,027	$1,342,327
MFS Commodity Strategy Fund	(161,159)	—	—	3,915,737
MFS Emerging Markets Debt Fund	(26,851)	—	94,656	3,988,947
MFS Emerging Markets Debt Local Currency Fund	(13,332)	—	70,795	2,650,016
MFS Emerging Markets Equity Fund	(12,394)	—	—	829
MFS Global Bond Fund	(74,179)	—	57,849	6,613,895
MFS Global Real Estate Fund	(13,785)	26,685	13,041	2,633,840
MFS Government Securities Fund	(17,179)	—	150,698	13,264,335
MFS Growth Fund	20,706	23,381	—	10,768,716
MFS High Income Fund	(25,966)	—	188,665	6,675,663
MFS Inflation-Adjusted Bond Fund	(57,159)	—	26,510	9,317,551
MFS Institutional Money Market Portfolio	—	—	128	127,684
MFS International Growth Fund	(4,998)	—	—	4,006,270
MFS International New Discovery Fund	1,640	—	—	1,316,991
MFS International Value Fund	3,899	—	—	3,996,683
MFS Limited Maturity Fund	—	—	81	159,519
MFS Mid Cap Growth Fund	8,462	—	—	9,414,166
MFS Mid Cap Value Fund	(4,546)	—	—	9,278,450
MFS New Discovery Fund	(2,907)	—	—	1,998,984
MFS New Discovery Value Fund	18	—	—	1,983,619
MFS Research Fund	(9,063)	—	—	10,703,517
MFS Research International Fund	(14,765)	—	—	7,917,260
MFS Total Return Bond Fund	(14,088)	—	164,326	10,732,646
MFS Value Fund	(12,888)	—	103,913	10,715,189
	$(433,861)	$50,066	$876,689	$133,522,834

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	407,793	38,259	(11,740)	434,312
MFS Commodity Strategy Fund	2,414,842	360,845	(93,034)	2,682,653
MFS Emerging Markets Debt Fund	786,522	89,431	(16,996)	858,957
MFS Emerging Markets Debt Local Currency Fund	1,016,461	214,716	(8,228)	1,222,949
MFS Emerging Markets Equity Fund	141,680	19,822	(7,541)	153,961
MFS Global Bond Fund	897,515	107,034	(40,818)	963,731

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Real Estate Fund	771,999	54,054	(49,169)	776,884
MFS Government Securities Fund	—	36,000	—	36,000
MFS Growth Fund	607,663	14,235	(26,902)	594,996
MFS High Income Fund	5,529,551	702,261	(135,609)	6,096,203
MFS Inflation-Adjusted Bond Fund	1,890,956	177,974	(89,159)	1,979,771
MFS Institutional Money Market Portfolio	325,286	17,670,800	(17,916,930)	79,156
MFS International Growth Fund	734,976	51,361	(22,206)	764,131
MFS International New Discovery Fund	286,164	6,201	(11,533)	280,832
MFS International Value Fund	572,072	26,894	(22,353)	576,613
MFS Mid Cap Growth Fund	2,426,163	88,895	(92,401)	2,422,657
MFS Mid Cap Value Fund	1,744,754	73,819	(27,851)	1,790,722
MFS New Discovery Fund	313,930	27,096	(16,848)	324,178
MFS New Discovery Value Fund	620,810	31,783	(16,815)	635,778
MFS Research Fund	830,445	24,963	(12,130)	843,278
MFS Research International Fund	1,622,394	137,023	(25,944)	1,733,473
MFS Total Return Bond Fund	1,108,500	108,624	(65,059)	1,152,065
MFS Value Fund	1,276,787	56,954	(32,586)	1,301,155

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(7,545)	$—	$18,463	$4,039,102
MFS Commodity Strategy Fund	(322,163)	—	—	15,934,961
MFS Emerging Markets Debt Fund	(32,493)	—	290,139	12,180,014
MFS Emerging Markets Debt Local Currency Fund	(11,333)	—	215,493	8,095,923
MFS Emerging Markets Equity Fund	(40,505)	—	—	4,084,585
MFS Global Bond Fund	(45,082)	—	72,924	8,162,804
MFS Global Real Estate Fund	(32,330)	125,549	61,356	12,251,467
MFS Government Securities Fund	—	—	266	362,524
MFS Growth Fund	68,120	99,646	—	45,582,609
MFS High Income Fund	(31,198)	—	577,595	20,361,318
MFS Inflation-Adjusted Bond Fund	(92,560)	—	58,812	20,233,261
MFS Institutional Money Market Portfolio	—	—	203	79,156
MFS International Growth Fund	(15,677)	—	—	20,593,327
MFS International New Discovery Fund	7,041	—	—	8,172,205
MFS International Value Fund	10,209	—	—	20,533,204
MFS Mid Cap Growth Fund	47,487	—	—	37,115,109
MFS Mid Cap Value Fund	(210)	—	—	36,620,266
MFS New Discovery Fund	2,562	—	—	8,068,786
MFS New Discovery Value Fund	4,413	—	—	8,093,458
MFS Research Fund	(5,133)	—	—	32,972,170
MFS Research International Fund	(7,452)	—	—	28,376,956
MFS Total Return Bond Fund	(20,225)	—	197,387	12,327,092
MFS Value Fund	(21,938)	—	439,397	45,566,449
	$(546,012)	$225,195	$1,932,035	$409,806,746

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	50,975	12,378	(3,053)	60,300
MFS Commodity Strategy Fund	702,122	189,005	(58,108)	833,019
MFS Emerging Markets Debt Fund	98,175	26,355	(5,544)	118,986
MFS Emerging Markets Debt Local Currency	126,652	44,626	(2,447)	168,831
MFS Emerging Markets Equity Fund	54,456	12,308	(4,640)	62,124
MFS Global Bond Fund	112,174	28,862	(8,952)	132,084
MFS Global Real Estate Fund	266,973	32,271	(19,996)	279,248
MFS Growth Fund	165,044	11,760	(6,718)	170,086
MFS High Income Fund	689,914	199,575	(44,169)	845,320

Notes to Financial Statements (unaudited) – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Inflation-Adjusted Bond Fund	368,316	69,866	(30,581)	407,601
MFS Institutional Money Market Portfolio	127,596	11,081,298	(11,071,596)	137,298
MFS International Growth Fund	229,115	29,555	(9,913)	248,757
MFS International New Discovery Fund	110,033	8,279	(4,338)	113,974
MFS International Value Fund	178,644	16,539	(7,722)	187,461
MFS Mid Cap Growth Fund	664,682	58,800	(20,444)	703,038
MFS Mid Cap Value Fund	480,080	47,847	(10,865)	517,062
MFS New Discovery Fund	90,869	14,497	(4,387)	100,979
MFS New Discovery Value Fund	181,724	22,204	(8,265)	195,663
MFS Research Fund	216,527	17,424	(3,816)	230,135
MFS Research International Fund	452,676	69,550	(17,085)	505,141
MFS Total Return Bond Fund	265,653	46,043	(26,144)	285,552
MFS Value Fund	348,651	28,990	(7,930)	369,711

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,237)	$—	$2,452	$560,786
MFS Commodity Strategy Fund	(172,807)	—	—	4,948,134
MFS Emerging Markets Debt Fund	(10,286)	—	38,139	1,687,220
MFS Emerging Markets Debt Local Currency	(3,177)	—	28,369	1,117,660
MFS Emerging Markets Equity Fund	(32,633)	—	—	1,648,137
MFS Global Bond Fund	(8,399)	—	9,558	1,118,747
MFS Global Real Estate Fund	(20,492)	44,963	21,973	4,403,740
MFS Growth Fund	2,246	27,821	—	13,030,285
MFS High Income Fund	(11,751)	—	75,976	2,823,367
MFS Inflation-Adjusted Bond Fund	(31,889)	—	11,891	4,165,679
MFS Institutional Money Market Portfolio	—	—	112	137,298
MFS International Growth Fund	(12,419)	—	—	6,704,010
MFS International New Discovery Fund	(4,729)	—	—	3,316,631
MFS International Value Fund	(6,372)	—	—	6,675,488
MFS Mid Cap Growth Fund	(2,350)	—	—	10,770,548
MFS Mid Cap Value Fund	(5,056)	—	—	10,573,908
MFS New Discovery Fund	(4,239)	—	—	2,513,365
MFS New Discovery Value Fund	(2,500)	—	—	2,490,792
MFS Research Fund	(4,284)	—	—	8,998,264
MFS Research International Fund	(12,767)	—	—	8,269,162
MFS Total Return Bond Fund	(8,128)	—	48,279	3,055,408
MFS Value Fund	(5,062)	—	123,244	12,947,274
	$(358,331)	$72,784	$359,993	$111,955,903

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	1,750	—	1,750
MFS Commodity Strategy Fund	2,284,977	489,449	(196,194)	2,578,232
MFS Emerging Markets Debt Fund	—	3,444	—	3,444
MFS Emerging Markets Debt Local Currency Fund	—	4,896	—	4,896
MFS Emerging Markets Equity Fund	207,518	38,999	(6,997)	239,520
MFS Global Bond Fund	—	3,829	—	3,829
MFS Global Real Estate Fund	951,132	89,423	(55,936)	984,619
MFS Growth Fund	501,672	15,475	(18,236)	498,911
MFS High Income Fund	—	24,443	—	24,443
MFS Inflation-Adjusted Bond Fund	736,598	87,408	(63,265)	760,741
MFS Institutional Money Market Portfolio	283,753	16,549,817	(16,363,138)	470,432
MFS International Growth Fund	772,666	69,757	(21,356)	821,067
MFS International New Discovery Fund	418,740	22,883	(12,123)	429,500
MFS International Value Fund	600,090	41,492	(24,424)	617,158

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Mid Cap Growth Fund	2,035,310	92,267	(57,093)	2,070,484
MFS Mid Cap Value Fund	1,466,299	85,378	(24,815)	1,526,862
MFS New Discovery Fund	293,767	30,761	(11,980)	312,548
MFS New Discovery Value Fund	584,322	41,544	(16,173)	609,693
MFS Research Fund	632,099	22,603	(8,681)	646,021
MFS Research International Fund	1,409,536	139,756	(29,507)	1,519,785
MFS Total Return Bond Fund	707,507	85,128	(66,932)	725,703
MFS Value Fund	1,056,120	50,875	(18,313)	1,088,682

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$13	$16,273
MFS Commodity Strategy Fund	(671,323)	—	—	15,314,698
MFS Emerging Markets Debt Fund	—	—	76	48,840
MFS Emerging Markets Debt Local Currency Fund	—	—	47	32,410
MFS Emerging Markets Equity Fund	(42,528)	—	—	6,354,478
MFS Global Bond Fund	—	—	20	32,434
MFS Global Real Estate Fund	(69,881)	158,213	77,319	15,527,447
MFS Growth Fund	33,656	83,276	—	38,221,544
MFS High Income Fund	—	—	156	81,639
MFS Inflation-Adjusted Bond Fund	(68,504)	—	22,501	7,774,774
MFS Institutional Money Market Portfolio	—	—	238	470,432
MFS International Growth Fund	(23,099)	—	—	22,127,751
MFS International New Discovery Fund	(11,044)	—	—	12,498,436
MFS International Value Fund	(24,674)	—	—	21,977,001
MFS Mid Cap Growth Fund	12,805	—	—	31,719,822
MFS Mid Cap Value Fund	(16,123)	—	—	31,224,330
MFS New Discovery Fund	(1,626)	—	—	7,779,323
MFS New Discovery Value Fund	(5,001)	—	—	7,761,390
MFS Research Fund	(7,825)	—	—	25,259,436
MFS Research International Fund	(3,416)	—	—	24,878,874
MFS Total Return Bond Fund	(22,647)	—	125,663	7,765,024
MFS Value Fund	(23,109)	—	365,522	38,125,642
	$(944,339)	$241,489	$591,555	$314,991,998

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	456,832	140,241	(39,068)	558,005
MFS Emerging Markets Equity Fund	41,279	12,381	(4,151)	49,509
MFS Global Real Estate Fund	190,351	31,943	(13,553)	208,741
MFS Growth Fund	100,199	9,365	(4,245)	105,319
MFS Inflation-Adjusted Bond Fund	147,740	31,448	(16,962)	162,226
MFS Institutional Money Market Portfolio	126,102	7,409,573	(7,293,035)	242,640
MFS International Growth Fund	153,893	26,870	(7,817)	172,946
MFS International New Discovery Fund	83,260	11,432	(3,608)	91,084
MFS International Value Fund	119,768	16,841	(6,124)	130,485
MFS Mid Cap Growth Fund	407,442	45,066	(11,284)	441,224
MFS Mid Cap Value Fund	293,584	39,094	(8,250)	324,428
MFS New Discovery Fund	58,717	11,456	(3,052)	67,121
MFS New Discovery Value Fund	116,786	17,706	(4,602)	129,890
MFS Research Fund	126,291	13,557	(3,043)	136,805
MFS Research International Fund	280,121	56,060	(13,939)	322,242
MFS Total Return Bond Fund	142,203	30,376	(17,330)	155,249
MFS Value Fund	211,346	23,055	(5,949)	228,452

Notes to Financial Statements (unaudited) – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(113,743)	$—	$—	$3,314,550
MFS Emerging Markets Equity Fund	(30,316)	—	—	1,313,483
MFS Global Real Estate Fund	(15,359)	32,426	15,847	3,291,847
MFS Growth Fund	(4,466)	16,853	—	8,068,459
MFS Inflation-Adjusted Bond Fund	(17,037)	—	4,721	1,657,951
MFS Institutional Money Market Portfolio	—	—	111	242,640
MFS International Growth Fund	(18,370)	—	—	4,660,894
MFS International New Discovery Fund	(6,330)	—	—	2,650,532
MFS International Value Fund	(8,836)	—	—	4,646,557
MFS Mid Cap Growth Fund	(3,984)	—	—	6,759,557
MFS Mid Cap Value Fund	(7,672)	—	—	6,634,554
MFS New Discovery Fund	(2,439)	—	—	1,670,635
MFS New Discovery Value Fund	(2,092)	—	—	1,653,499
MFS Research Fund	(6,425)	—	—	5,349,089
MFS Research International Fund	(19,242)	—	—	5,275,109
MFS Total Return Bond Fund	(5,228)	—	25,903	1,661,159
MFS Value Fund	(10,694)	—	75,409	8,000,389
	$(272,233)	$49,279	$121,991	$66,850,904

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	666,622	222,624	(61,790)	827,456
MFS Emerging Markets Equity Fund	60,028	18,223	(4,570)	73,681
MFS Global Real Estate Fund	278,526	51,493	(20,706)	309,313
MFS Growth Fund	146,870	15,128	(5,591)	156,407
MFS Inflation-Adjusted Bond Fund	216,046	49,439	(25,351)	240,134
MFS Institutional Money Market Portfolio	371,340	10,945,453	(11,131,072)	185,721
MFS International Growth Fund	224,972	40,702	(8,699)	256,975
MFS International New Discovery Fund	121,719	17,786	(4,314)	135,191
MFS International Value Fund	175,055	24,937	(6,201)	193,791
MFS Mid Cap Growth Fund	597,199	71,149	(17,117)	651,231
MFS Mid Cap Value Fund	429,627	62,700	(9,117)	483,210
MFS New Discovery Fund	86,263	17,793	(4,512)	99,544
MFS New Discovery Value Fund	170,743	30,215	(7,356)	193,602
MFS Research Fund	184,790	22,227	(3,811)	203,206
MFS Research International Fund	409,752	85,994	(17,025)	478,721
MFS Total Return Bond Fund	208,040	46,486	(24,735)	229,791
MFS Value Fund	308,948	40,083	(9,324)	339,707

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(183,740)	$—	$—	$4,915,088
MFS Emerging Markets Equity Fund	(28,893)	—	—	1,954,754
MFS Global Real Estate Fund	(20,601)	47,589	23,257	4,877,868
MFS Growth Fund	510	24,797	—	11,982,319
MFS Inflation-Adjusted Bond Fund	(26,359)	—	6,959	2,454,174
MFS Institutional Money Market Portfolio	—	—	158	185,721
MFS International Growth Fund	(18,453)	—	—	6,925,470
MFS International New Discovery Fund	(7,186)	—	—	3,934,057
MFS International Value Fund	(10,458)	—	—	6,900,900
MFS Mid Cap Growth Fund	(2,742)	—	—	9,976,859
MFS Mid Cap Value Fund	(5,143)	—	—	9,881,638
MFS New Discovery Fund	(4,468)	—	—	2,477,641
MFS New Discovery Value Fund	(3,363)	—	—	2,464,549
MFS Research Fund	(5,861)	—	—	7,945,337
MFS Research International Fund	(24,683)	—	—	7,836,660
MFS Total Return Bond Fund	(7,861)	—	38,122	2,458,763
MFS Value Fund	(15,380)	—	111,439	11,896,546
	$(364,681)	$72,386	$179,935	$99,068,344

Notes to Financial Statements (unaudited) – continued

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	79,829	47,729	(17,657)	109,901
MFS Emerging Markets Equity Fund	7,220	3,620	(1,022)	9,818
MFS Global Real Estate Fund	33,550	12,614	(4,907)	41,257
MFS Growth Fund	17,721	4,776	(1,940)	20,557
MFS Inflation-Adjusted Bond Fund	25,982	12,655	(6,722)	31,915
MFS Institutional Money Market Portfolio	130,040	3,103,306	(3,098,024)	135,322
MFS International Growth Fund	27,048	10,094	(3,247)	33,895
MFS International New Discovery Fund	14,588	4,900	(1,561)	17,927
MFS International Value Fund	21,072	7,093	(2,524)	25,641
MFS Mid Cap Growth Fund	72,084	21,503	(7,323)	86,264
MFS Mid Cap Value Fund	51,777	17,371	(5,327)	63,821
MFS New Discovery Fund	10,450	4,027	(1,347)	13,130
MFS New Discovery Value Fund	20,595	7,607	(2,590)	25,612
MFS Research Fund	22,269	6,678	(2,230)	26,717
MFS Research International Fund	49,153	20,048	(5,562)	63,639
MFS Total Return Bond Fund	25,027	11,843	(6,374)	30,496
MFS Value Fund	37,212	11,455	(3,988)	44,679

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(45,725)	$—	$—	$652,810
MFS Emerging Markets Equity Fund	(6,857)	—	—	260,472
MFS Global Real Estate Fund	(7,593)	5,970	2,917	650,626
MFS Growth Fund	(5,061)	3,068	—	1,574,841
MFS Inflation-Adjusted Bond Fund	(1,726)	—	880	326,176
MFS Institutional Money Market Portfolio	—	—	84	135,322
MFS International Growth Fund	(8,382)	—	—	913,467
MFS International New Discovery Fund	(3,277)	—	—	521,682
MFS International Value Fund	(5,644)	—	—	913,081
MFS Mid Cap Growth Fund	(3,581)	—	—	1,321,571
MFS Mid Cap Value Fund	(5,861)	—	—	1,305,140
MFS New Discovery Fund	(1,777)	—	—	326,804
MFS New Discovery Value Fund	(1,719)	—	—	326,042
MFS Research Fund	(5,083)	—	—	1,044,644
MFS Research International Fund	(8,885)	—	—	1,041,777
MFS Total Return Bond Fund	(1,566)	—	4,752	326,303
MFS Value Fund	(8,205)	—	13,810	1,564,641
	$(120,942)	$9,038	$22,443	$13,205,399

(8)	Acquisitions

At close of business on June 20, 2014, the MFS Lifetime Income Fund (formerly the MFS Lifetime Retirement Income Fund) with net assets of approximately $394,420,562, acquired all of the assets and liabilities of MFS Lifetime 2010 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2010 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 5,653,483 shares of the MFS Lifetime Income Fund (valued at approximately $69,704,946) for all of the assets and liabilities of MFS Lifetime 2010 Fund. MFS Lifetime 2010 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2010 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2010 Fund’s investments on that date were valued at approximately $69,675,874 with a cost basis of approximately $56,833,182. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2010 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Lifetime 2015 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Lifetime 2025 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

MFS Lifetime 2050 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the

Board Review of Investment Advisory Agreement – continued

three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period ended December 31, 2014 relative to the Lipper performance universe. The Fund commenced operations on September 15, 2010; therefore no performance data for the five-year period was available.

MFS Lifetime 2055 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2050 Fund was lower than the Lipper expense group median, and (ii) the total expense ratio for each of MFS Lifetime Income Fund, and MFS Lifetime 2055 Fund was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2015

*	Print name and title of each signing officer under his or her signature.